UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2918

DUPREE MUTUAL FUNDS

(Exact Name of Registrant as Specified in Charter)

125 South Mill Street, Vine Center, Suite 100

Lexington, Kentucky 40507

(Address of Principal Executive Offices) (Zip Code)

Allen E. Grimes, III

DUPREE MUTUAL FUNDS 125 South Mill Street, Vine Center, Suite 100 Lexington

KY 40507

(Name and address of agent for service)

Registrant’s telephone number, including area code: (859) 254 7741

Date of fiscal year end: June 30

Date of reporting period: September 30, 2016

Item 1.	Schedule of Investments.

DUPREE MUTUAL FUNDS – ALABAMA TAX-FREE INCOME SERIES SCHEDULE OF PORTFOLIO INVESTMENTS Alabama Municipal Bonds — 100% of Net Assets September 30, 2016	UNAUDITED

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
SCHOOL IMPROVEMENT BONDS
20.41% of Net Assets
Alabaster AL Board of Education Special Tax Warrants	5.000%	9/1/2039	A1	$600,000	$698,256
Decatur City AL Board of Education Special Tax	5.000	2/1/2040	Aa3	225,000	262,112
Etowah County AL Board of Education Capital Outlay Tax	5.000	9/1/2037	A+*	200,000	229,840
Jasper AL Warrants	5.000	3/1/2032	A2	450,000	526,410
Limestone County AL Board of Education	5.000	7/1/2033	AA*	255,000	297,710
Madison AL School Warrants	4.000	2/1/2034	Aa2	350,000	388,539
Madison County AL Board of Education Capital Outlay	5.000	9/1/2031	Aa3	660,000	797,089
Marshall County AL Board of Education Special Tax School Warrants	4.000	3/1/2033	A2	250,000	273,600
Montgomery AL Warrants	5.000	3/1/2028	Aa1	35,000	35,610
Montgomery County AL Board of Education Capital Outlay School Warrants	5.000	9/1/2039	AA*	150,000	172,292
Morgan County AL Board of Education Capital Outlay Warrants	5.000	3/1/2035	AA-*	1,050,000	1,220,783
Opelika AL Warrants	5.000	11/1/2031	Aa2	150,000	174,815
Phenix City AL School Warrants	5.000	8/1/2024	AA-*	80,000	81,064
Shelby County AL Board of Education Capital Outlay Warrants	5.000	2/1/2031	Aa2	615,000	697,822
Shelby County AL Board of Education Special Tax School Warrants	5.000	2/1/2025	Aa3	5,000	5,011
Sumter County AL Limited Obligation School Warrants	5.100	2/1/2034	NR	100,000	103,350
Sumter County AL Limited Obligation School Warrants	5.200	2/1/2039	NR	95,000	98,264
Troy AL Public Educational Building Authority	5.250	12/1/2036	A2	30,000	34,126

					6,096,689
MUNICIPAL UTILITY REVENUE BONDS
19.39’% of Net Assets
Auburn AL Waterworks Board Water Revenue	5.000	9/1/2036	Aa2	250,000	297,925
Bessemer AL Governmental Utility Services Water Supply	4.750	6/1/2033	A2	100,000	102,236
Birmingham AL Waterworks	4.000	1/1/2037	Aa2	110,000	121,175
Birmingham AL Waterworks Board	4.000	1/1/2038	Aa2	205,000	225,826
Birmingham AL Waterworks Board Water Revenue	4.750	1/1/2036	Aa2	215,000	240,288
Birmingham AL Waterworks Board Water Revenue	5.000	1/1/2026	Aa2	80,000	92,242
Birmingham AL Waterworks Board Water Revenue	5.000	1/1/2040	Aa2	150,000	176,334
Birmingham AL Waterworks Board Water Revenue	5.000	1/1/2038	Aa2	550,000	634,623
Chatom AL Industrial Board Gulf Opportunity Zone	5.000	8/1/2037	A3	150,000	167,240
Cullman AL Utility Board Water Revenue	4.750	9/1/2037	A1	400,000	432,464
Huntsville AL Water Systems Revenue Bonds	5.000	11/1/2033	Aa1	300,000	318,294
Jasper AL Waterworks and Sewer Board Utility Revenue	5.000	6/1/2030	A+*	455,000	513,554
Limestone County AL Water & Sewer Authority	5.000	12/1/2033	A*	300,000	348,012
Limestone County AL Water & Sewer Authority	4.750	12/1/2034	AA*	375,000	445,436
Limestone County AL Water & Sewer Authority	5.000	12/1/2034	A*	250,000	298,750
Limestone County AL Water & Sewer Authority	4.750	12/1/2035	AA*	400,000	453,156
Muscle Shoals AL Utilities Board Water & Sewer	5.750	12/1/2033	AA-*	100,000	110,601
Opelika AL Water Board Revenue	5.000	6/1/2037	Aa3	250,000	275,590
Opelika AL Water Board Revenue	5.250	6/1/2036	Aa3	70,000	78,616
Phenix City AL Water & Sewer	5.000	8/15/2034	A3	15,000	16,414
Tallassee AL Water Gas and Sewer Warrants	5.125	5/1/2036	A2	75,000	82,715
West Morgan East Lawrence AL Water & Sewer	4.850	8/15/2035	AA*	250,000	270,985
West Morgan East Lawrence AL Water & Sewer	4.750	8/15/2030	AA*	75,000	82,328

					5,784,804
PREREFUNDED BONDS
18.70% of Net Assets
AL State Public School & College Authority Capital Improvement	5.000	12/1/2024	Aa1	100,000	104,770
AL State Public School & College Authority Capital Improvement	5.000	12/1/2025	Aa1	640,000	670,528
AL State Public School & College Authority Refinancing	5.000	5/1/2024	Aa1	125,000	137,935
Albertville AL Warrants	5.000	2/1/2035	AA*	110,000	120,348
Auburn University AL General Fee Revenue	5.000	6/1/2027	Aa2	300,000	308,250
Auburn University AL General Fee Revenue	5.000	6/1/2033	Aa2	420,000	431,550
Auburn University AL General Fee Revenue	5.000	6/1/2038	Aa2	600,000	616,500
Auburn University AL General Fee Revenue	5.000	6/1/2022	Aa2	50,000	53,363
Elmore County AL Public Education Cooperative	5.000	8/1/2032	Aa3	50,000	51,703
Fort Payne AL Waterworks Board Water Revenue	4.750	7/1/2034	AA-*	100,000	110,271
Huntsville AL Public Building Authority Lease Revenue	5.000	10/1/2027	Aa1	130,000	132,695
Huntsville AL Public Building Authority Lease Revenue	5.000	10/1/2033	Aa1	65,000	66,347
Jacksonville AL State University	5.125	12/1/2033	AA*	235,000	255,856
Madison County AL Board of Education Capital Outlay Tax	4.950	9/1/2025	Aa3	100,000	107,609
Madison County AL Board of Education Capital Outlay Tax	5.100	9/1/2028	Aa3	285,000	307,555
Madison County AL Board of Education Capital Outlay Tax	5.125	9/1/2034	Aa3	505,000	545,203
Mobile AL Public Education Building Authority	5.000	3/1/2033	A3	200,000	211,626
Montgomery AL Warrants	5.000	3/1/2028	Aa1	140,000	142,426
Muscle Shoals AL Utilities Board Water & Sewer	5.750	12/1/2033	NR	330,000	363,927
North Marshall AL Utilities Board Water Revenue	5.100	10/1/2030	AA*	375,000	406,346
Phenix City AL School Warrants	5.000	2/1/2017	NR	120,000	121,674
Phenix City AL Water & Sewer	5.000	8/15/2034	A3	75,000	83,639
Troy AL Public Educational Building Authority	5.250	12/1/2036	A2	195,000	228,409

					5,578,531

DUPREE MUTUAL FUNDS – ALABAMA TAX-FREE INCOME SERIES SCHEDULE OF PORTFOLIO INVESTMENTS Alabama Municipal Bonds — 100% of Net Assets September 30, 2016	UNAUDITED

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
12.07% of Net Assets
AL State Private Colleges & Universities Tuskegee University	4.750%	9/1/2026	AA*	$460,000	$461,380
Auburn University AL General Fee Revenue	4.000	6/1/2041	Aa2	250,000	275,475
Auburn University AL General Fee Revenue	5.000	6/1/2036	Aa2	150,000	176,778
Jacksonville AL State University	5.125	12/1/2033	AA*	215,000	234,956
Troy University AL Facilities Revenue	5.000	11/1/2028	A1	250,000	303,838
Tuscaloosa AL Public Education Building Authority Student Housing	6.375	7/1/2028	AA*	250,000	271,773
Tuscaloosa AL Public Education Building Authority Student Housing	6.750	7/1/2033	AA*	495,000	540,045
University of AL Birmingham	5.000	10/1/2037	Aa2	225,000	266,321
University of Alabama General Revenue	5.000	7/1/2034	Aa2	250,000	266,470
University of South AL University Revenues Facilities	5.000	8/1/2029	Aa1	550,000	592,328
University of South AL University Revenues Facilities	4.750	8/1/2033	Aa1	100,000	107,146
University of South AL University Revenues Refunding Tuition	5.000	12/1/2029	Aa1	105,000	105,704

					3,602,213
PUBLIC FACILITIES REVENUE BONDS
11.48% of Net Assets
Anniston AL Public Building Authority	5.000	3/1/2032	A2	400,000	449,608
Anniston AL Public Building Authority DHR Project	5.250	5/1/2030	AA-*	50,000	56,429
Anniston AL Public Building Authority DHR Project	5.500	5/1/2033	AA-*	200,000	227,076
Bessemer AL Public Educational Building Authority Revenue	5.000	7/1/2030	AA*	250,000	278,995
Huntsville AL Public Building Authority Lease Revenue	5.000	10/1/2027	Aa1	245,000	249,741
Huntsville AL Public Building Authority Lease Revenue	5.000	10/1/2033	Aa1	110,000	112,123
Lowndes County AL Warrants	5.250	2/1/2037	A2	250,000	277,750
Montgomery AL Warrants	5.000	2/1/2030	A1	300,000	334,245
Trussville AL Warrants	5.000	10/1/2039	Aa2	1,220,000	1,438,844

					3,424,810
REFUNDING BONDS
6.54% of Net Assets
Enterprise AL Warrants	4.500	11/1/2032	Aa3	115,000	129,848
Northport AL Warrants	5.000	8/1/2040	AA-*	735,000	855,908
Shelby County AL Refunding Warrants	4.000	8/15/2036	AA+*	250,000	275,218
Shelby County Alabama	4.000	8/15/2038	AA+*	250,000	273,868
Tuscaloosa AL Warrants	5.000	1/1/2032	Aa1	350,000	415,611

					1,950,451
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
6.45% of Net Assets
AL Incentives Financing Authority Special Obligation	5.000	9/1/2029	A+*	125,000	137,639
Jasper AL Warrants	5.000	3/1/2031	A2	250,000	293,745
Madison AL Warrants	5.000	4/1/2035	Aa2	350,000	414,883
Mobile AL Refunding Warrants	5.000	2/15/2027	Aa2	335,000	365,374
Tuscaloosa AL Warrants	5.000	10/15/2034	Aa1	175,000	189,651
Tuscaloosa AL Warrants	5.125	1/1/2039	Aa1	150,000	162,800
Tuscaloosa AL Warrants	5.000	7/1/2034	Aa1	300,000	359,799

					1,923,891
HOSPITAL AND HEALTHCARE REVENUE BONDS
3.37% of Net Assets
Chilton County AL Health Care Authority Chilton County Hospital	5.000	11/1/2035	AA-@	550,000	647,433
Chilton County AL Health Care Authority Limited Obligation Sales Tax	5.000	11/1/2032	AA-@	300,000	357,123

					1,004,556
STATE AND LOCAL MORTGAGE/HOUSING BONDS
.38% of Net Assets
AL Housing Finance Authority Single Family Mortgage Revenue	5.375	10/1/2033	Aaa	110,000	114,256

INDUSTRIAL REVENUE/POLLUTION CONTROL BONDS
.07% of Net Assets
Auburn AL Industrial Development Board Facilities Revenue	6.200	11/1/2020	A*	20,000	20,005

Total Investments 98.86% of Net Assets (cost $27,867,677) (See (a) below for further explanation)					$29,500,206

Other assets in excess of liabilities 1.14%					339,435

Net Assets 100%					$29,839,641

#	Ratings by Moody’s Investors Services, Inc. unless noted otherwise.
Bond ratings are unaudited and not covered by Report of Independent Registered Public Accounting Firm.
All ratings are as of the date indicated and do not reflect subsequent changes.
*	Rated by Standard & Poor’s Corporation
@	Fitch’s Investors Service
NR	Not Rated

(a)	Cost for federal income tax purposes is $27,867,515 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$1,663,379
Unrealized depreciation	(30,688)

Net unrealized appreciation	$1,632,691

DUPREE MUTUAL FUNDS – ALABAMA TAX-FREE INCOME SERIES SCHEDULE OF PORTFOLIO INVESTMENTS Alabama Municipal Bonds — 100% of Net Assets September 30, 2016	UNAUDITED

The Fund follows Financial Accounting Stardards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”. FAS 157 established a three-tier hierarchy to priortize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	29,500,206
Level 3	Significant Unobservable Inputs	—

$29,500,206

The Fund held no investments or other financial instruments as of September 30, 2016 whose fair value was determined using Level 3 inputs. There were no transfers in and out of level 1, 2 or 3 during the period ending September 30, 2016.

The Fund generally uses a pricing vendor to provide evaluations for its investments, which are derived from the vendor’s pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, benchmark curves or information pertaining to the issuer. The pricing vendor may use a matrix approach, which considers information regarding securities with similar characteristics to determine the evaluation for a securitiy.

DUPREE MUTUAL FUNDS – KENTUCKY TAX-FREE INCOME SERIES SCHEDULE OF PORTFOLIO INVESTMENTS Kentucky Municipal Bonds — 100% of Net Assets September 30, 2016	UNAUDITED

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
PREREFUNDED BONDS
24.51% of Net Assets
Franklin County KY School Building Revenue	4.750%	05/01/2027	Aa3	$3,570,000	$3,651,003
Hardin County KY School District Finance Corporation	4.750	06/01/2027	Aa3	1,250,000	1,281,863
Jefferson County KY School District Finance Corporation	4.750	12/01/2026	Aa3	3,770,000	3,795,184
Jefferson County KY School District Finance Corporation	4.750	06/01/2027	Aa3	3,000,000	3,077,490
Kenton County KY School District Finance Corporation	5.000	02/01/2029	Aa3	3,270,000	3,579,211
KY Asset Liability Commission University of KY Project Note	5.000	10/01/2024	Aa2	5,445,000	5,669,062
KY Asset Liability Commission University of KY Project Note	5.000	10/01/2026	Aa2	6,090,000	6,340,604
KY Development Finance Authority - St. Elizabeth	5.500	05/01/2039	AA*	1,000,000	1,115,950
KY Development Finance Authority - St. Elizabeth	5.125	05/01/2029	AA*	2,750,000	3,042,600
KY Development Finance Authority - St. Elizabeth	5.375	05/01/2034	AA*	2,560,000	2,848,691
KY Infrastructure Authority Wastewater and Drinking Water	5.000	02/01/2027	Aaa	2,500,000	2,829,925
KY Infrastructure Authority Wastewater and Drinking Water	5.000	02/01/2028	Aaa	2,000,000	2,263,940
KY State Property & Building #87	5.000	03/01/2019	Aa3	2,965,000	3,016,146
KY State Property & Building #87	5.000	03/01/2022	Aa3	1,635,000	1,663,204
KY State Property & Building #87	5.000	03/01/2023	Aa3	5,080,000	5,167,630
KY State Property & Building #87	5.000	03/01/2025	AA-*	11,565,000	11,764,496
KY State Property & Building #87	5.000	03/01/2026	AA-*	8,060,000	8,199,035
KY State Property & Building #87	5.000	03/01/2027	AA-*	10,125,000	10,299,656
KY State Property & Building #88	5.000	11/01/2024	Aa3	1,355,000	1,415,501
KY State Property & Building #88	4.750	11/01/2027	Aa3	5,800,000	6,042,672
KY State Property & Building #89	5.000	11/01/2025	Aa3	5,000,000	5,427,050
KY State Property & Building #89	5.000	11/01/2026	Aa3	13,390,000	14,516,099
KY State Property & Building #89	5.000	11/01/2027	Aa3	4,900,000	5,313,168
KY State Property & Building #90	5.375	11/01/2023	Aa3	1,060,000	1,157,806
KY State Property & Building #90	5.500	11/01/2028	Aa3	21,955,000	24,003,841
KY State Property & Building #91	5.750	04/01/2029	A1	210,000	225,267
KY State Property & Building #93	4.875	02/01/2028	AA*	440,000	479,802
KY State Property & Building #93	5.250	02/01/2025	AA*	6,425,000	7,068,014
KY State Property & Building #93	5.250	02/01/2028	AA*	9,305,000	10,236,244
KY State Property & Building #93	5.000	02/01/2029	AA*	445,000	486,536
KY State Property & Building #93	5.250	02/01/2029	AA*	20,060,000	22,067,605
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2025	Aa2	3,225,000	3,452,621
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2027	Aa2	9,530,000	10,202,627
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2028	Aa2	2,460,000	2,633,627
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2026	Aa2	4,440,000	4,926,091
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2027	Aa2	3,080,000	3,416,305
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2029	Aa2	10,035,000	11,130,722
Laurel County School District Finance Corporation	4.750	06/01/2026	Aa3	1,000,000	1,025,560
Louisville & Jefferson County Catholic Health Initiatives	5.000	12/01/2035	NR	11,290,000	13,675,803
Louisville & Jefferson County Metropolitan Health - St. Marys	6.125	02/01/2037	NR	1,300,000	1,390,350
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2021	NR	1,690,000	1,900,236
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2023	NR	1,480,000	1,664,112
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2025	Aa3	5,185,000	5,531,462
Louisville & Jefferson County Waterworks	5.000	11/15/2027	Aaa	2,000,000	2,010,520
Louisville & Jefferson County Waterworks	5.000	11/15/2031	Aaa	10,695,000	10,751,256
Owensboro KY Water Revenue	5.000	09/15/2025	A1	175,000	189,004

					251,945,589

MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
17.97% of Net Assets
KT State Property & Building #112	5.000	02/01/2036	Aa3	7,920,000	9,306,950
KY Assocation of Counties Finance Corporation	4.000	02/01/2034	AA-*	435,000	488,749
KY Association of Counties	5.000	02/01/2030	AA-*	625,000	703,994
KY Association of Counties	5.000	02/01/2032	AA-*	1,000,000	1,122,030
KY Association of Counties	5.000	02/01/2035	AA-*	995,000	1,107,395
KY Association of Counties Finance Corporation	4.000	02/01/2035	AA-*	460,000	514,717
KY Association of Counties Finance Program	4.000	02/01/2033	AA-*	420,000	473,844
KY Bond Corporation Finance Program	5.500	02/01/2031	AA-*	1,115,000	1,299,488
KY State Property & Building #100	5.000	08/01/2026	Aa3	2,000,000	2,315,200
KY State Property & Building #100	5.000	08/01/2027	Aa3	1,710,000	1,974,315
KY State Property & Building #100	5.000	08/01/2028	Aa3	4,000,000	4,614,280
KY State Property & Building #100	5.000	08/01/2029	Aa3	2,500,000	2,877,650
KY State Property & Building #100	5.000	08/01/2030	Aa3	9,980,000	11,477,499
KY State Property & Building #100	5.000	08/01/2031	Aa3	5,100,000	5,855,055
KY State Property & Building #105	4.750	04/01/2031	A1	2,110,000	2,409,620
KY State Property & Building #105	4.750	04/01/2032	A1	2,205,000	2,509,577
KY State Property & Building #105	4.750	04/01/2033	A1	2,310,000	2,626,100
KY State Property & Building #106	5.000	10/01/2029	Aa3	4,130,000	4,909,166
KY State Property & Building #106	5.000	10/01/2032	Aa3	6,275,000	7,387,244
KY State Property & Building #106	5.000	10/01/2030	Aa3	7,165,000	8,485,939
KY State Property & Building #106	5.000	10/01/2031	Aa3	4,910,000	5,797,728
KY State Property & Building #106	5.000	10/01/2033	Aa3	4,870,000	5,712,559

DUPREE MUTUAL FUNDS – KENTUCKY TAX-FREE INCOME SERIES SCHEDULE OF PORTFOLIO INVESTMENTS Kentucky Municipal Bonds — 100% of Net Assets September 30, 2016	UNAUDITED

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
KY State Property & Building #108	5.000%	08/01/2031	Aa3	$8,290,000	$9,916,498
KY State Property & Building #108	5.000	08/01/2034	Aa3	4,900,000	5,801,649
KY State Property & Building #108	5.000	08/01/2026	Aa3	955,000	1,176,398
KY State Property & Building #108	5.000	08/01/2032	Aa3	8,820,000	10,504,267
KY State Property & Building #108	5.000	08/01/2033	Aa3	5,270,000	6,262,605
KY State Property & Building #108	5.000	08/01/2030	Aa3	5,000,000	5,994,150
KY State Property & Building #108	5.000	08/01/2028	Aa3	2,670,000	3,245,759
KY State Property & Building #110	5.000	08/01/2029	Aa3	4,200,000	5,083,260
KY State Property & Building #110	5.000	08/01/2032	Aa3	1,515,000	1,804,304
KY State Property & Building #110	5.000	08/01/2033	Aa3	1,000,000	1,188,350
KY State Property & Building #110	5.000	08/01/2034	Aa3	1,900,000	2,251,272
KY State Property & Building #110	5.000	08/01/2035	Aa3	3,030,000	3,577,097
KY State Property & Building #112	5.000	11/01/2028	Aa3	2,500,000	3,081,675
KY State Property & Building #76	5.500	08/01/2021	Aa3	1,400,000	1,665,300
KY State Property & Building #83	5.000	10/01/2017	Aa3	5,000,000	5,199,550
KY State Property & Building #87	5.000	03/01/2019	Aa3	35,000	35,599
KY State Property & Building #87	5.000	03/01/2022	Aa3	30,000	30,520
KY State Property & Building #87	5.000	03/01/2023	Aa3	95,000	96,598
KY State Property & Building #87	5.000	03/01/2025	Aa3	270,000	274,622
KY State Property & Building #87	5.000	03/01/2026	Aa3	170,000	172,873
KY State Property & Building #87	5.000	03/01/2027	Aa3	165,000	167,754
KY State Property & Building #90	5.375	11/01/2023	Aa3	140,000	152,247
KY State Property & Building #90	5.500	11/01/2028	Aa3	2,850,000	3,102,938
KY State Property & Building #93	4.875	02/01/2028	AA*	60,000	64,861
KY State Property & Building #93	5.250	02/01/2025	AA*	825,000	901,931
KY State Property & Building #93	5.250	02/01/2028	AA*	1,195,000	1,303,530
KY State Property & Building #93	5.000	02/01/2029	AA*	55,000	59,627
KY State Property & Building #93	5.250	02/01/2029	AA*	2,580,000	2,815,580
KY State Property & Building #96	5.000	11/01/2029	Aa3	5,000,000	5,497,150
KY State Property & Building #98	5.000	08/01/2021	Aa3	2,505,000	2,847,659
KY State Property & Building #112	5.000	02/01/2035	Aa3	8,325,000	9,797,776
Lexington Fayette Urban County Government	5.000	01/01/2033	Aa2	1,685,000	2,029,363
Lexington Fayette Urban County Government	5.000	01/01/2028	Aa2	820,000	1,012,585
Lexington Fayette Urban County Government	5.000	01/01/2029	Aa2	345,000	423,074
Pendleton County KY Multi-County Lease Revenue	6.400	03/01/2019	B*	3,000,000	3,160,800

					184,668,318
MUNICIPAL UTILITY REVENUE BONDS
10.71% of Net Assets
Campbell and Kenton Counties Sanitary Sewer	5.000	08/01/2025	Aa2	2,395,000	2,476,789
Campbell and Kenton Counties Sanitary Sewer	5.000	08/01/2026	Aa2	4,175,000	4,312,942
Campbell and Kenton Counties Sanitary Sewer	5.000	08/01/2027	Aa2	4,385,000	4,531,722
Campbell and Kenton Counties Sanitary Sewer	5.000	08/01/2037	Aa2	11,220,000	11,580,162
Frankfort KY Electric & Water	4.750	12/01/2034	AA*	695,000	817,174
Frankfort KY Electric & Water	4.750	12/01/2035	AA*	725,000	848,924
Frankfort KY Electric & Water	4.750	12/01/2038	AA*	835,000	969,009
Frankfort KY Electric & Water	4.750	12/01/2036	AA*	760,000	887,460
Frankfort KY Electric & Water	4.750	12/01/2037	AA*	800,000	930,312
KY Rural Water Financing Corporation	5.375	02/01/2020	A+*	245,000	245,639
KY Rural Water Financing Corporation	5.125	02/01/2035	A+*	525,000	574,649
KY Rural Water Financing Corporation	4.500	02/01/2023	A+*	1,085,000	1,276,720
KY Rural Water Financing Corporation	4.500	02/01/2024	A+*	880,000	1,026,819
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2031	Aa3	2,465,000	2,933,449
Louisville & Jefferson County Metropolitan Sewer	4.750	05/15/2034	Aa3	2,230,000	2,621,900
Louisville & Jefferson County Metropolitan Sewer	4.750	05/15/2036	Aa3	2,795,000	3,268,166
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2021	Aa3	1,175,000	1,319,231
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2023	Aa3	1,020,000	1,145,878
Louisville & Jefferson County Metropolitan Sewer	4.750	05/15/2035	Aa3	2,245,000	2,630,489
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2035	Aa3	4,825,000	5,812,340
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2034	Aa3	4,595,000	5,564,499
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2024	Aa3	7,000,000	7,318,010
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2034	Aa3	27,730,000	32,395,573
Northern KY Water District	6.000	02/01/2028	Aa3	1,010,000	1,102,021
Northern KY Water District	6.000	02/01/2031	Aa3	1,000,000	1,093,040
Northern KY Water District	6.500	02/01/2033	Aa3	1,585,000	1,741,963
Northern KY Water District	5.000	02/01/2033	Aa3	3,580,000	4,060,508
Northern KY Water District	5.000	02/01/2026	Aa3	1,000,000	1,171,540
Northern KY Water District	5.000	02/01/2027	Aa3	4,315,000	5,038,367
Owensboro KY Water Revenue	5.000	09/15/2025	A1	370,000	397,880

					110,093,173

DUPREE MUTUAL FUNDS – KENTUCKY TAX-FREE INCOME SERIES SCHEDULE OF PORTFOLIO INVESTMENTS Kentucky Municipal Bonds — 100% of Net Assets September 30, 2016	UNAUDITED

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
REFUNDED BONDS
8.95% of Net Assets
KY State Property & Building #102	5.000%	05/01/2024	Aa3	$405,000	$484,805
KY State Property & Building #104	5.000	11/01/2021	A1	2,085,000	2,443,266
KY State Property & Building #104	5.000	11/01/2022	A1	1,290,000	1,537,590
KY State Property & Building #108	5.000	08/01/2025	Aa3	2,690,000	3,308,754
KY State Property & Building #80	5.250	05/01/2018	Aa3	2,940,000	3,137,568
KY State Property & Building #80	5.250	05/01/2020	Aa3	1,000,000	1,140,590
KY State Property & Building #83	5.000	10/01/2018	Aa3	17,750,000	19,091,900
KY State Property & Building #83	5.250	10/01/2020	Aa3	24,220,000	27,960,295
KY State Property & Building #84	5.000	08/01/2019	Aa3	10,000,000	11,074,100
KY State Property & Building #84	5.000	08/01/2021	Aa3	310,000	361,686
KY State Property & Building #84	5.000	08/01/2022	Aa3	18,000,000	21,452,040

					91,992,593
TURNPIKES/TOLLROAD/HIGHWAY BONDS
8.56% of Net Assets
KY Asset Liability Commission Federal Highway	5.250	09/01/2019	A2	1,765,000	1,967,834
KY Asset Liability Commission Federal Highway	5.000	09/01/2021	A2	1,570,000	1,787,382
Ky Asset Liability Commission Federal Highway	5.000	09/01/2022	A2	3,500,000	3,978,870
KY Asset Liability Commission Federal Highway	5.250	09/01/2025	A2	3,400,000	4,159,866
KY Asset Liability Commission Federal Highway Trust	5.000	09/01/2027	A2	9,760,000	12,024,320
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2025	Aa2	3,775,000	4,420,450
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2029	Aa2	5,165,000	5,968,054
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2030	Aa2	1,845,000	2,130,034
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2028	Aa2	4,930,000	5,826,767
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2030	Aa2	1,465,000	1,723,573
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2031	Aa2	9,350,000	10,983,539
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2029	Aa2	7,235,000	8,525,001
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2032	Aa2	8,755,000	10,289,752
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2032	Aa2	1,315,000	1,579,973
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2033	Aa2	5,000,000	5,925,600
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2029	Aa2	4,000,000	4,926,800
KY Turpnike Economic Development Road Revenue	5.000	07/01/2024	Aa2	1,500,000	1,797,435

					88,015,247
SCHOOL IMPROVEMENT BONDS
7.91% of Net Assets
Fayette County KY School District Finance Corporation	5.000	06/01/2031	A1	3,705,000	4,215,808
Fayette County KY School District Finance Corporation	5.000	08/01/2028	Aa3	1,330,000	1,643,162
Fayette County KY School District Finance Corporation	5.000	10/01/2028	A1	2,875,000	3,427,719
Fayette County KY School District Finance Corporation	5.000	10/01/2029	A1	3,660,000	4,342,627
Fayette County KY School District Finance Corporation	5.000	10/01/2032	A1	3,615,000	4,266,025
Fayette County KY School District Finance Corporation	5.000	10/01/2033	A1	4,385,000	5,146,718
Fayette County KY School District Finance Corporation	4.750	11/01/2031	Aa3	1,730,000	2,042,490
Fayette County KY School District Finance Corporation	5.000	08/01/2032	Aa3	10,600,000	12,735,476
Fayette County KY School District Finance Corporation	5.000	08/01/2034	Aa3	9,750,000	11,611,860
Hardin County KY School District Finance Corporation	5.000	05/01/2030	Aa3	450,000	515,457
Hardin County KY School District Finance Corporation	5.000	05/01/2031	Aa3	470,000	537,473
Jefferson County KY School District Finance Corporation	5.000	05/01/2032	Aa3	4,230,000	5,020,799
Jefferson County KY School District Finance Corporation	5.000	05/01/2033	Aa3	5,145,000	6,098,986
Jefferson County KY School District Finance Corporation	5.000	05/01/2034	Aa3	5,405,000	6,386,602
Jefferson County KY School District Finance Corporation	5.000	04/01/2030	Aa3	975,000	1,184,810
Jefferson County KY School District Finance Corporation	5.000	04/01/2031	Aa3	1,025,000	1,229,744
Jefferson County KY School District Finance Corporation	4.750	04/01/2034	Aa3	1,165,000	1,360,778
Jefferson County KY School District Finance Corporation	4.750	04/01/2035	Aa3	1,220,000	1,418,945
Oldham KY School District Finance Corporation	4.000	10/01/2034	Aa3	1,560,000	1,749,821
Scott County KY School District Finance Corporation	4.500	01/01/2025	Aa3	4,890,000	5,844,381
Shelby County KY School District Finance Corporation	5.000	02/01/2028	Aa3	500,000	539,655

					81,319,337

UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
7.35% of Net Assets
Boyle County KY College Improvement - Centre College - A	4.750	06/01/2032	A3	5,330,000	5,451,737
Eastern KY University	5.000	04/01/2033	Aa3	910,000	1,091,773
KY State Property & Building #114	5.000	10/01/2032	Aa3	2,795,000	3,357,941
KY State Property & Building #114	5.000	10/01/2033	Aa3	2,940,000	3,526,442
KY State Property & Building #114	5.000	10/01/2034	Aa3	3,090,000	3,691,407
KY State Property & Building #114	5.000	10/01/2035	Aa3	1,945,000	2,314,180
Louisville & Jefferson County University of Louisville	4.750	03/01/2028	Aa3	3,250,000	3,410,940
Morehead State University	5.000	04/01/2028	Aa3	1,780,000	2,187,816
Morehead State University	5.000	04/01/2029	Aa3	870,000	1,059,477
Murray State University	5.000	03/01/2032	Aa3	2,220,000	2,644,553
University of Kentucky General Receipts	5.000	04/01/2037	Aa2	7,180,000	8,470,964
University of Kentucky General Receipts	5.000	04/01/2038	Aa2	7,395,000	8,707,982
University of Kentucky General Receipts	5.000	04/01/2030	Aa2	5,490,000	6,733,430
University of Kentucky General Receipts	5.000	04/01/2036	Aa2	4,820,000	5,693,914
University of Kentucky Higher Educational	4.750	04/01/2034	Aa2	5,435,000	6,412,104
University of Louisville General Receipts	5.000	09/01/2029	Aa3	2,280,000	2,639,442

DUPREE MUTUAL FUNDS – KENTUCKY TAX-FREE INCOME SERIES SCHEDULE OF PORTFOLIO INVESTMENTS Kentucky Municipal Bonds — 100% of Net Assets September 30, 2016	UNAUDITED

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
University of Louisville General Receipts	5.000%	09/01/2030	Aa3	$440,000	$509,819
University of Louisville General Receipts	5.000	09/01/2031	Aa3	2,580,000	2,986,737
Western KY University	4.750	09/01/2033	Aa3	2,505,000	2,912,889
Western KY University	5.000	05/01/2032	Aa3	1,500,000	1,730,700

					75,534,248
HOSPITAL AND HEALTHCARE BONDS
6.79% of Net Assets
KY Bond Development Corporation - St. Elizabeth Med Center	4.000	05/01/2035	AA*	1,390,000	1,522,008
KY Bond Development Corporation Hospital Facilities - St. Elizabeth	5.000	05/01/2039	AA*	7,185,000	8,585,788
KY Development Corporation Hospital Facilities - St. Elizabeth	4.000	05/01/2036	AA*	1,200,000	1,308,708
KY Development Finance Authority - Baptist Healthcare	5.625	08/15/2027	A3	4,855,000	5,235,098
KY Development Finance Authority - Baptist Heathcare	5.375	08/15/2024	A3	1,205,000	1,295,881
KY Development Finance Authority - Catholic Health	5.000	05/01/2029	A3	2,410,000	2,587,497
KY Development Finance Authority - Catholic Health	5.375	01/01/2040	A3	300,000	344,202
Lexington Fayette Urban County Government	5.250	06/01/2032	Aa3	1,500,000	1,705,605
Lexington Fayette Urban County Government Healthcare	5.250	06/01/2028	Aa3	1,000,000	1,146,090
Lexington-Fayette Urban County Government Public Facilities	5.000	06/01/2033	Aa3	5,260,000	5,885,204
Louisville & Jefferson County Catholic Health Initiatives	5.000	12/01/2030	A3	2,000,000	2,253,680
Louisville & Jefferson County Catholic Health Initiatives	5.000	12/01/2031	A3	2,750,000	3,083,410
Louisville & Jefferson County Catholic Health Initiatives	5.000	12/01/2035	A3	3,495,000	3,899,232
Louisville & Jefferson County KY Metropolitan Government Health System Revenue Norton Heal	4.000	10/01/2035	A-*	2,850,000	3,110,148
Louisville & Jefferson County Metro Government Health - Norton Health	4.000	10/01/2036	A-*	13,005,000	14,168,557
Louisville & Jefferson County Metropolitan Health - Norton Health	5.500	10/01/2033	A-*	2,000,000	2,418,960
Louisville & Jefferson County Metropolitan Health - Norton Health	5.000	10/01/2030	A-*	2,000,000	2,000,660
Louisville & Jefferson County Norton Healthcare	5.000	10/01/2033	A-*	1,300,000	1,564,355
Louisville & Jefferson Metropolitan Government Health	5.000	10/01/2026	A-*	530,000	530,170
Warren County KY Hospital	5.000	04/01/2028	A+*	6,225,000	7,157,692

					69,802,943
PUBLIC FACILITIES REVENUE BONDS
3.74% of Net Assets
Bracken County KY Public Property	5.000	08/01/2029	Aa3	840,000	967,310
Bracken County KY Public Property	5.000	08/01/2030	Aa3	1,110,000	1,278,232
Franklin County KY Public Properties Justice Center	5.000	04/01/2029	Aa3	2,630,000	2,979,027
KY State Certificates of Participation	5.000	06/15/2034	Aa3	1,640,000	1,940,694
KY State Certificates of Participation	5.000	06/15/2038	Aa3	7,535,000	8,826,951
Louisville & Jefferson County Metropolitan Parking	5.000	12/01/2022	Aa3	625,000	701,544
Louisville & Jefferson County Metropolitan Parking	5.750	12/01/2034	Aa3	2,750,000	3,149,960
Owensboro KY Public Property	4.500	04/01/2034	A2	1,165,000	1,285,053
River City, Inc. Parking Authority	4.750	06/01/2027	Aa3	750,000	882,773
River City, Inc. Parking Authority	4.750	06/01/2028	Aa3	940,000	1,100,627
River City, Inc. Parking Authority	4.750	06/01/2030	Aa3	1,025,000	1,189,738
River City, Inc. Parking Authority	4.750	06/01/2029	Aa3	1,160,000	1,351,133
River City, Inc. Parking Authority	4.750	06/01/2031	Aa3	1,270,000	1,468,984
River City, Inc. Parking Authority	4.750	06/01/2029	Aa3	980,000	1,141,475
River City, Inc. Parking Authority	5.000	06/01/2033	Aa3	1,395,000	1,624,743
River City, Inc. Parking Authority	5.000	06/01/2031	Aa3	1,080,000	1,265,868
River City, Inc. Parking Authority	5.000	06/01/2032	Aa3	1,130,000	1,320,654
Warren County KY Downtown Economic Development Authority	5.000	06/01/2038	AA-*	2,345,000	2,691,286
Wolfe County KY Public Property	5.000	04/01/2030	Aa3	2,855,000	3,246,078

					38,412,129
AIRPORT BONDS
1.08% of Net Assets
Kenton County Airport	5.000	01/01/2031	A2	425,000	512,656
Kenton County Airport	5.000	01/01/2032	A2	750,000	901,943
Kenton County Airport	5.000	01/01/2033	A2	1,210,000	1,455,134
Lexington Fayette Urban County Airport Board	5.000	07/01/2030	Aa2	1,250,000	1,465,400
Lexington Fayette Urban County Airport Board	5.000	07/01/2032	Aa2	1,430,000	1,668,753

Lexington Fayette Urban County Airport Board	5.000	07/01/2033	Aa2	1,520,000	1,771,089
Lexington Fayette Urban County Airport Board	5.000	07/01/2038	Aa2	1,720,000	1,984,880
Lexington-Fayette Urban County Airport Board	5.000	07/01/2028	Aa2	1,170,000	1,379,313

					11,139,167
STATE AND LOCAL MORTGAGE/HOUSING BONDS
.88% of Net Assets
Greater KY Housing Assistance Corporation-Chenowith Woods	6.100	01/01/2024	A3	295,000	295,832
KY Housing Corporation	4.750	07/01/2032	Aaa	1,265,000	1,271,287
KY Housing Corporation	4.850	07/01/2029	Aaa	2,975,000	3,120,418
KY Housing Corporation	4.750	07/01/2035	Aaa	3,190,000	3,367,715
KY Housing Corporation Country Place Apartments	4.750	04/20/2031	AA+*	935,000	999,880

					9,055,132

DUPREE MUTUAL FUNDS – KENTUCKY TAX-FREE INCOME SERIES SCHEDULE OF PORTFOLIO INVESTMENTS Kentucky Municipal Bonds — 100% of Net Assets September 30, 2016	UNAUDITED

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
MISCELLANEOUS REVENUE BONDS
.24% of Net Assets
KY State Property & Building #106	5.000%	10/01/2028	Aa3	$2,030,000	$2,415,883
Total Investments 98.69% of Net Assets (cost $949,247,474) (See (a) below for further explanation)					$1,014,393,759

Other assets in excess of liabilities 1.31%					13,423,055

Net Assets 100%					$1,027,816,814

#	Ratings by Moody’s Investors Services, Inc. unless noted otherwise.
Bond ratings are unaudited and not covered by Report of Independent Registered Public Accounting Firm.
All ratings are as of the date indicated and do not reflect subsequent changes.
*	Rated by Standard & Poor’s Corporation
@	Fitch’s Investors Service
NR	Not Rated

(a)	Cost for federal income tax purposes is $949,200,884 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$65,358,723
Unrealized depreciation	(165,848)

Net unrealized appreciation	$65,192,875

Other Information

The Fund follows Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	1,014,393,759
Level 3	Significant Unobservable Inputs	—

$1,014,393,759

The Fund held no investments or other financial instruments as of September 30, 2016 whose fair value was determined using Level 3 inputs. There were no transfers in and out of level 1, 2 or 3 during the period ending September 30, 2016.

The Fund generally uses a pricing vendor to provide evaluations for its investments, which are derived from the vendor’s pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, benchmark curves or information pertaining to the issuer. The pricing vendor may use a matrix approach, which considers information regarding securities with similar characteristics to determine the evaluation for a security.

DUPREE MUTUAL FUNDS – KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES SCHEDULE OF PORTFOLIO INVESTMENTS Kentucky Municipal Bonds — 100% of Net Assets September 30, 2016	UNAUDITED

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
22.74% of Net Assets
KY Association of Counties	4.250%	02/01/2017	AA-*	$250,000	$252,623
KY Association of Counties	4.000	02/01/2018	AA-*	115,000	119,503
KY Association of Counties	4.250	02/01/2019	AA-*	255,000	272,493
KY State Property & Building #100	5.000	08/01/2019	Aa3	100,000	110,622
KY State Property & Building #100	5.000	08/01/2017	Aa3	500,000	516,945
KY State Property & Building #100	5.000	08/01/2025	Aa3	500,000	580,825
KY State Property & Building #106	5.000	10/01/2021	Aa3	750,000	877,245
KY State Property & Building #106	5.000	10/01/2023	Aa3	540,000	651,240
KY State Property & Building #106	5.000	10/01/2024	Aa3	750,000	907,853
KY State Property & Building #106	5.000	10/01/2025	Aa3	2,365,000	2,860,846
KY State Property & Building #108	5.000	08/01/2023	Aa3	2,000,000	2,404,180
KY State Property & Building #108	5.000	08/01/2023	Aa3	875,000	1,051,208
KY State Property & Building #110	5.000	08/01/2023	Aa3	1,750,000	2,103,658
KY State Property & Building #76	5.500	08/01/2017	Aa3	190,000	197,148
KY State Property & Building #76	5.500	08/01/2018	Aa3	1,415,000	1,527,294
KY State Property & Building #83	5.000	10/01/2017	Aa3	100,000	103,991
KY State Property & Building #87	5.000	03/01/2017	Aa3	850,000	864,620
KY State Property & Building #87	5.000	03/01/2020	Aa3	95,000	96,707
KY State Property & Building #89	3.750	11/01/2017	Aa3	100,000	103,029
KY State Property & Building #90	5.000	11/01/2018	Aa3	250,000	269,513
KY State Property & Building #90	5.750	11/01/2019	Aa3	200,000	219,126
KY State Property & Building #90	5.000	11/01/2020	Aa3	495,000	534,917
KY State Property & Building #93	5.250	02/01/2018	Aa3	510,000	537,917
KY State Property & Building #93	5.250	02/01/2021	AA*	25,000	27,374
KY State Property & Building #94	5.000	05/01/2017	Aa2	500,000	511,655
KY State Property & Building #95	5.000	08/01/2017	Aa3	200,000	206,778
KY State Property & Building#100	5.000	08/01/2024	Aa3	750,000	873,143

					18,782,451
SCHOOL IMPROVEMENT BONDS
16.16% of Net Assets
Barren County KY School District Finance Corporation	5.000	08/01/2023	Aa3	500,000	608,215
Barren County KY School District Finance Corporation	5.000	08/01/2022	Aa3	1,055,000	1,257,328
Bullitt County KY School District Finance Corporation	5.000	09/01/2022	Aa3	300,000	357,945
Fayette County KY School District Finance Corporation	5.000	08/01/2023	Aa3	1,000,000	1,216,430
Fayette County KY School District Finance Corporation	4.000	06/01/2022	A1	1,000,000	1,115,670
Fayette County KY School District Finance Corporation	5.000	06/01/2023	Aa3	500,000	606,065
Fayette County School District Finance Corporation	5.000	08/01/2028	Aa3	515,000	637,199
Grant County KY School District Finance Corporation	3.750	06/01/2017	Aa3	95,000	95,205
Hardin County KY School District	5.000	03/01/2023	Aa3	770,000	929,629
Jefferson County KY School District Finance Corporation	4.000	12/01/2023	Aa3	1,000,000	1,166,360
Jessamine County KY School District Finance Corporation	5.000	02/01/2023	Aa3	575,000	690,040
Johnson County KY School District Finance Corporation	3.000	12/01/2019	Aa3	180,000	188,782
Laurel County KY School District Finance Corporation	4.000	06/01/2024	Aa3	465,000	539,051
Laurel County KY School District Finance Corporation	4.000	06/01/2022	Aa3	890,000	1,011,521
Pendleton County KY School District Finance Corporation	4.000	02/01/2020	Aa3	450,000	454,392
Pike County School District Finance Corporation	5.000	02/01/2025	Aa3	900,000	1,113,354
Pike County School District Finance Corporation	5.000	08/01/2024	Aa3	335,000	412,737
Warren County KY School District Finance Corporation	4.000	04/01/2018	Aa3	125,000	130,350
Warren County KY School District Finance Corporation	4.000	06/01/2022	Aa3	725,000	819,772

					13,350,045
REFUNDED BONDS
13.57% of Net Assets
KY State Property & Building #101	5.000	10/01/2019	Aa3	1,050,000	1,166,015
KY State Property & Building #104	5.000	11/01/2021	A1	1,000,000	1,171,830
KY State Property & Building #106	5.000	10/01/2026	Aa3	1,000,000	1,201,640
KY State Property & Building #108	5.000	08/01/2022	Aa3	200,000	237,740
KY State Property & Building #112	5.000	11/01/2024	Aa3	2,500,000	3,063,625
KY State Property & Building #82	5.250	10/01/2017	Aa3	1,260,000	1,314,596
KY State Property & Building #83	5.000	10/01/2019	Aa3	1,750,000	1,945,545
KY State Property & Building #84	5.000	08/01/2019	Aa3	1,000,000	1,107,410

					11,208,400

PUBLIC FACILITIES REVENUE BONDS
12.52% of Net Assets
KY State Certificate of Participation	4.000	06/15/2023	Aa3	940,000	1,073,301
KY State Certificate of Participation	4.000	06/15/2022	Aa3	1,000,000	1,136,260
KY State Certificates of Participation	4.000	06/15/2024	Aa3	300,000	345,900
KY State Property & Building #109	5.000	10/01/2022	Aa3	1,000,000	1,193,860
Laurel County KY Justice Center	5.000	03/01/2023	Aa3	600,000	722,760
Lexington-Fayette Urban County Government Public Facilities	4.000	10/01/2018	Aa3	1,540,000	1,544,066
Livingston County KY Public Properties	5.000	08/01/2022	Aa3	500,000	598,045
Livingston County KY Public Properties	5.000	08/01/2023	Aa3	525,000	638,626
Livingston County KY Public Properties	5.000	08/01/2024	Aa3	555,000	686,529

DUPREE MUTUAL FUNDS – KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES SCHEDULE OF PORTFOLIO INVESTMENTS Kentucky Municipal Bonds — 100% of Net Assets September 30, 2016	UNAUDITED

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
Todd County KY Public Properties Court House	3.250%	06/01/2019	Aa3	$100,000	$104,910
Warren County KY Justice Center Expansion Corporation	5.000	09/01/2023	Aa3	1,250,000	1,508,225
Whitley County KY Public Properties - Justice Center	3.375	09/01/2019	Aa3	200,000	212,026
Wolfe County Public Properties	4.000	04/01/2024	Aa3	500,000	573,100

					10,337,608
TURNPIKES/TOLLROAD/HIGHWAY BONDS
8.54% of Net Assets
Kentucky Asset Liability Commission Federal Highway	5.000	09/01/2026	A2	1,450,000	1,775,438
KY Asset Liability Commission Federal Highway	5.250	09/01/2025	A2	675,000	825,856
KY Asset Liability Commission Federal Highway	5.000	09/01/2024	A2	500,000	620,930
KY Asset Liability Project Notes	5.000	09/01/2017	A2	1,500,000	1,554,195
KY Asset Liability Project Notes	4.000	09/01/2023	A2	250,000	286,505
KY Turnpike Economic Development Road Revenue	5.000	07/01/2024	Aa2	1,000,000	1,170,480
KY Turnpike Economic Development Road Revenue	5.000	07/01/2023	Aa2	600,000	721,182
KY Turpnike Economic Development Road Revenue	5.000	07/01/2024	Aa2	85,000	101,855

					7,056,440
PREREFUNDED BONDS
8.28% of Net Assets
Adair County KY Public Properties	4.000	12/01/2022	Aa3	170,000	176,176
Daviess Co KY School District Finance Corporation	4.250	08/01/2019	Aa3	100,000	102,758
KY Asset Liability Commission Revenue University of Kentucky	4.125	10/01/2019	Aa2	150,000	154,941
KY Asset Liability University of Kentucky Project Notes	5.000	10/01/2019	Aa2	320,000	333,331
KY Asset Liability Commission University of Kentucky	5.000	10/01/2020	Aa2	150,000	156,234
KY Infrastructure Authority Wastewater & Drinking Water	5.000	02/01/2025	Aaa	175,000	210,173
KY State Property & Building #87	5.000	03/01/2018	AA-*	100,000	101,737
KY State Property & Building #87	5.000	03/01/2020	Aa3	3,255,000	3,310,856
KY State Property & Building #89	5.000	11/01/2020	Aa3	200,000	216,994
KY State Property & Building #93	5.250	02/01/2021	AA*	175,000	192,385
KY Turnpike Economic Development Road Revenue	4.125	07/01/2019	Aa2	105,000	110,818
Oldham County KY School Building Corporation	4.375	06/01/2018	Aa3	1,730,000	1,769,894

					6,836,297
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
6.34% of Net Assets
Boyle County KY Centre College	5.000	06/01/2018	A3	200,000	205,118
Boyle County KY Centre College	5.000	06/01/2020	A3	150,000	153,839
KY Asset Liability - University of Kentucky	4.000	10/01/2019	Aa2	100,000	100,251
KY State Property & Building #114	5.000	10/01/2024	Aa3	1,415,000	1,730,998
Louisville & Jefferson County University of Louisville	4.000	03/01/2020	Aa3	300,000	312,303
Morehead State University	5.000	10/01/2022	Aa3	310,000	373,048
Northern KY University General Receipts	4.000	09/01/2018	Aa3	150,000	158,268
Western KY University	4.000	09/01/2017	Aa3	2,145,000	2,202,143

					5,235,967
MUNICIPAL UTILITY REVENUE BONDS
5.64% of Net Assets
Bourbon County KY Public Project	3.800	02/01/2019	A2	260,000	262,363
Frankfort Electric & Water	4.000	12/01/2023	AA*	440,000	510,607
KY Rural Water Finance Corporation	3.000	02/01/2018	A+*	530,000	542,603
KY Rural Water Finance Corporation	3.000	08/01/2019	A+*	545,000	571,487
KY Rural Water Finance Corporation	3.000	02/01/2018	A+*	300,000	307,134
KY Rural Water Finance Corporation	3.000	02/01/2019	A+*	250,000	260,215
KY Rural Water Finance Corporation	4.500	08/01/2021	A3	100,000	102,965
Lawrenceburg KY Water and Sewer	3.000	10/01/2018	A1	375,000	388,016
Northern KY Water	5.000	02/01/2026	Aa3	815,000	983,192
Owensboro KY Electric Light &Power	5.000	01/01/2024	A2	650,000	725,680

					4,654,262
HOSPITAL AND HEALTHCARE
5.13% of Net Assets
KY Asset Liability Commission General Receipts	4.000	10/01/2018	Aa2	105,000	108,082

KY Economic Development - Baptist Healthcare System	4.750	08/15/2019	A3	110,000	116,878
Lexington-Fayette Urban County Government	5.000	06/01/2024	Aa3	2,800,000	3,223,892
Warren County Hospital	4.000	04/01/2020	A+*	195,000	204,885
Warren County Hospital	5.000	04/01/2023	A+*	500,000	584,395

					4,238,132
Total Investments 98.92% of Net Assets (cost $79,082,166) (See (a) below for further explanation)					$81,699,602

Other assets in excess of liabilities 1.08%					892,791

Net Assets 100%					$82,592,393

#	Ratings by Moody’s Investors Services, Inc. unless noted otherwise.
Bond ratings are unaudited and not covered by Report of Independent Registered Public Accounting Firm.
All ratings are as of the date indicated and do not reflect subsequent changes.
*	Rated by Standard & Poor’s Corporation
@	Fitch’s Investors Service
NR	Not Rated

DUPREE MUTUAL FUNDS – KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES SCHEDULE OF PORTFOLIO INVESTMENTS Kentucky Municipal Bonds — 100% of Net Assets September 30, 2016	UNAUDITED

(a)	Cost for federal income tax purposes is $79,082,166 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$2,622,363
Unrealized depreciation	(4,927)

Net unrealized appreciation	$2,617,436

Other Information

The Fund follows Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	81,699,602
Level 3	Significant Unobservable Inputs	—

$81,699,602

The Fund held no investments or other financial instruments as of September 30, 2016 whose fair value was determined using Level 3 inputs. There were no transfers in and out of level 1, 2 or 3 during the period ending September 30, 2016.

The Fund generally uses a pricing vendor to provide evaluations for its investments, which are derived from the vendor’s pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, benchmark curves or information pertaining to the issuer. The pricing vendor may use a matrix approach, which considers information regarding securities with similar characteristics to determine the evaluation for a security.

DUPREE MUTUAL FUNDS – MISSISSIPPI TAX-FREE INCOME SERIES SCHEDULE OF PORTFOLIO INVESTMENTS Mississippi Municipal Bonds — 100% of Net Assets September 30, 2016	UNAUDITED

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
PREREFUNDED BONDS
29.68% of Net Assets
Alcorn State University Educational Building	5.125%	09/01/2034	Aa2	$95,000	$106,481
MS Development Bank Special Obligation Canton	5.750	10/01/2031	A2	370,000	453,727
MS Development Bank Special Obligation Capital Improvement	5.250	07/01/2026	A2	125,000	129,049
MS Development Bank Special Obligation Department of Corrections	5.250	08/01/2027	AA-*	50,000	57,977
MS Development Bank Special Obligation Department of Corrections	5.250	08/01/2027	AA-*	305,000	353,660
MS Development Bank Special Obligation Desoto County	4.750	01/01/2035	Aa3	225,000	235,764
MS Development Bank Special Obligation Desoto County	5.000	07/01/2032	A*	45,000	46,412
MS Development Bank Special Obligation Highway Construction	5.000	01/01/2027	Aa3	125,000	131,385
MS Development Bank Special Obligation Highway Construction	5.000	01/01/2027	Aa3	245,000	257,515
MS Development Bank Special Obligation Highway Construction	4.750	01/01/2031	Aa3	125,000	130,980
MS Development Bank Special Obligation Hinds College	5.000	10/01/2026	Aa2	85,000	95,141
MS Development Bank Special Obligation Hinds College	5.125	10/01/2028	Aa2	100,000	112,299
MS Development Bank Special Obligation Hinds College	5.375	10/01/2033	Aa2	60,000	67,822
MS Development Bank Special Obligation Jackson Public	5.375	04/01/2028	A2	70,000	74,535
MS Development Bank Special Obligation Jones County Junior College	5.100	03/01/2028	AA*	55,000	60,488
MS Development Bank Special Obligation Jones County Junior College	5.000	03/01/2033	AA*	150,000	164,609
MS Development Bank Special Obligation Jones County Junior College	5.125	03/01/2039	AA*	45,000	49,517
MS Development Bank Special Obligation Lowndes County	5.000	07/01/2022	A2	80,000	82,442
MS Development Bank Special Obligation Lowndes County	5.000	07/01/2027	A2	150,000	154,578
MS Development Bank Special Obligation Rankin Utilities	5.000	01/01/2028	A2	55,000	57,809
MS Development Bank Special Obligation Southaven Water	5.000	03/01/2025	A+*	325,000	330,717
University Southern MS Educational Building Athletics	5.000	03/01/2034	Aa2	105,000	106,788
University Southern MS Educational Building Corporation	5.125	09/01/2029	Aa2	100,000	111,992

					3,371,684
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
23.65% of Net Assets
Jackson State University Educational Building	5.000	03/01/2034	Aa2	250,000	296,348
Jackson State University Educational Building	5.000	03/01/2034	Aa2	175,000	194,289
Mississippi State University Educational Building	5.000	11/01/2032	Aa2	125,000	151,729
MS Development Bank Special Obligation Hinds College	5.000	04/01/2036	A2	250,000	279,625
MS State University Educational Building Corporation Revenue	5.250	08/01/2033	Aa2	50,000	55,466
MS State University Educational Building Corporation Revenue	5.000	08/01/2036	Aa2	175,000	200,996
MS State University Educational Building Corporation Revenue	5.250	08/01/2038	Aa2	300,000	362,424
Southern Mississippi Educational Building Corporation	5.000	03/01/2038	Aa2	600,000	694,608
University of Mississippi Educational Building Corporation	5.000	10/01/2028	Aa2	200,000	231,734
University of Mississippi Educational Building Corporation	4.000	11/01/2039	Aa2	200,000	221,066

					2,688,285
PUBLIC FACILITIES REVENUE BONDS
13.44% of Net Assets
MS Development Bank Special Obligation Brandon Public Improvement	4.000	08/01/2035	AA*	150,000	164,162
MS State Capital Improvement Projects	5.000	10/01/2029	Aa2	145,000	169,984
MS State Capital Improvement Projects	5.000	10/01/2036	Aa2	480,000	558,163
MS State Development Bank Special Obligation Alcorn County	4.750	07/01/2031	AA*	100,000	108,166
MS State Development Bank Special Obligation Brandon Public Improvement	5.000	11/01/2033	Aa3	150,000	178,872
MS State Development Bank Special Obligation City of Jackson Convention Center	5.000	03/01/2027	Baa2	125,000	155,193
MS State Development Bank Special Obligation Refunding - City of Jackson	5.000	03/01/2036	Baa2	150,000	192,638

					1,527,176
MUNICIPAL UTILITY REVENUE BONDS
12.69% of Net Assets
MS Development Bank Special Obligation Hattiesburg Water & Sewer	4.750	12/01/2038	A3	700,000	800,303
MS State Development Bank Special Obligation Jackson Water & Sewer	6.875	12/01/2040	Baa3	250,000	329,450
MS State Development Bank Special Obligation Jackson Water & Sewer	5.000	09/01/2030	A2	125,000	146,291
MS State Development Bank Special Obligation Jackson Water & Sewer	5.000	12/01/2033	A*	50,000	57,309
MS State Development Bank Special Obligation Jackson Water & Sewer	4.500	09/01/2034	A2	100,000	108,960

					1,442,313
TURNPIKES/TOLLROAD/HIGHWAY BONDS
6.06% of Net Assets
MS Development Bank Desoto County Highway	5.000	01/01/2030	Aa3	100,000	117,099
MS Development Bank Special Obligation Highway	5.000	01/01/2025	Aa3	200,000	250,090
MS Development Bank Special Obligation Marshall County	5.000	01/01/2028	Aa3	200,000	231,934
MS Development Bank Special Obligation Marshall County	5.000	01/01/2030	Aa3	75,000	89,642

					688,765
SCHOOL IMPROVEMENT BONDS
4.91% of Net Assets
Mississippi State Development Bank Special Obligation Canton School District	5.000	12/01/2033	A1	100,000	118,836
MS State Development Bank Special Obligation - Jackson Schools	5.000	04/01/2028	A+*	375,000	439,039

					557,875
HOSPITAL AND HEALTHCARE REVENUE BONDS
3.40% of Net Assets
Medical Center Educational Building Corporation - University of Mississippi	5.000	06/01/2034	Aa2	100,000	108,931
Medical Center Educational Building Corporation MS Revenue	5.500	12/01/2023	Aa2	120,000	139,874
MS Development Bank Special Obligation Jones County Rest Home	5.250	04/01/2028	A2	120,000	138,166

					386,971

DUPREE MUTUAL FUNDS – MISSISSIPPI TAX-FREE INCOME SERIES SCHEDULE OF PORTFOLIO INVESTMENTS Mississippi Municipal Bonds — 100% of Net Assets September 30, 2016	UNAUDITED

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
REFUNDED BONDS
1.87% of Net Assets
MS State Development Bank Special Obligation Lowndes County	5.125%	12/01/2027	AA*	$135,000	$155,413
MS State Refunding	5.250	11/01/2019	Aa2	50,000	56,572

					211,985
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
1.38% of Net Assets
Mississippi State Gaming Tax Revenue	5.000	10/15/2035	A3	125,000	146,940
MS Development Bank Special Obligation Capital Projects	5.875	07/01/2024	NR	5,000	5,250
MS Development Bank Special Obligation Capital Projects	5.000	07/01/2024	NR	5,000	5,150

					157,340
STATE AND LOCAL MORTGAGE/HOUSING BONDS
.22% of Net Assets
MS Home Corporation Single Family Mortgage	5.050	12/01/2028	Aaa	25,000	25,445

Total Investments 97.30% of Net Assets (cost $10,262,404) (See (a) below for further explanation)					$11,057,839

Other assets in excess of liabilities 2.70%					307,113

Net Assets 100%					$11,364,952

#	Ratings by Moody’s Investors Services, Inc. unless noted otherwise.
Bond ratings are unaudited and not covered by Report of Independent Registered Public Accounting Firm.
All ratings are as of the date indicated and do not reflect subsequent changes.
*	Rated by Standard & Poor’s Corporation
@	Fitch’s Investors Service
NR	Not Rated

(a)	Cost for federal income tax purposes is $10,262,078 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$796,664
Unrealized depreciation	(903)

Net unrealized appreciation	$795,761

Other Information

The Fund follows Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	11,057,839
Level 3	Significant Unobservable Inputs	—

$11,057,839

The Fund held no investments or other financial instruments as of September 30, 2016 whose fair value was determined using Level 3 inputs. There were no transfers in and out of level 1, 2 or 3 during the period ending September 30, 2016.

The Fund generally uses a pricing vendor to provide evaluations for its investments, which are derived from the vendor’s pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, benchmark curves or information pertaining to the issuer. The pricing vendor may use a matrix approach, which considers information regarding securities with similar characteristics to determine the evaluation for a security.

DUPREE MUTUAL FUNDS – NORTH CAROLINA TAX-FREE INCOME SERIES SCHEDULE OF PORTFOLIO INVESTMENTS North Carolina Municipal Bonds — 100% of Net Assets September 30, 2016	UNAUDITED

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
19.09’% of Net Assets
Iredell County NC Community College	5.000%	04/01/2026	Aa1	$225,000	$238,808
Iredell County NC Community College	5.000	04/01/2027	Aa1	325,000	344,341
NC Capital Facilities Financial Agency Education Duke University	5.000	10/01/2038	Aa1	500,000	547,880
NC Capital Facilities Financial Agency Education Wake Forest	5.000	01/01/2031	Aa3	500,000	546,195
NC Capital Facilities Financial Agency Education Wake Forest	5.000	01/01/2038	Aa3	1,250,000	1,364,900
NC State Capital Facilities Davidson College	5.000	03/01/2032	AA+*	310,000	365,561
NC State Capital Facilities Duke University	5.000	10/01/2041	Aa1	2,000,000	2,431,420
NC State Capital Facilities Finance Agency Davidson College	4.750	03/01/2035	AA+*	1,000,000	1,121,980
NC State Capital Facilities Finance Agency Wake Forest University	4.000	01/01/2037	Aa3	2,170,000	2,434,132
NC State Capital Facilities Wake Forest University	4.000	01/01/2036	Aa3	750,000	844,043
NC State University at Raleigh	5.000	10/01/2042	Aa1	750,000	899,595
Pitt County NC Limited Obligation	5.000	04/01/2035	Aa2	105,000	115,643
University of NC Charlotte	5.000	04/01/2040	Aa3	2,650,000	3,159,118
University of NC Charlotte	5.000	04/01/2035	Aa3	595,000	701,535
University of NC Charlotte	5.000	04/01/2043	Aa3	1,500,000	1,752,855
University of NC Charlotte	5.000	04/01/2031	Aa3	750,000	864,158
University of NC Charlottte	5.000	04/01/2038	Aa3	1,000,000	1,173,800
University of NC Greensboro	5.000	04/01/2039	Aa3	2,870,000	3,358,072
University of NC Greensboro	5.000	04/01/2036	Aa3	500,000	577,510
University of NC Greensboro	5.000	04/01/2031	Aa3	500,000	581,475
University of NC Greensboro	5.000	04/01/2033	Aa3	900,000	1,070,676
University of NC Wilmington Limited Obligation	5.000	06/01/2033	A1	550,000	646,250
University of NC Wilmington Limited Obligation	4.000	06/01/2034	A1	500,000	555,875
University of North Carolina	5.000	10/01/2033	A1	145,000	155,631
University of North Carolina Wilmington Limited Obligation	4.000	06/01/2033	A1	1,700,000	1,894,582
Western Carolina NC University	4.000	10/01/2039	Aa3	840,000	920,422
Western Carolina University	5.000	10/01/2045	Aa3	825,000	978,648

					29,645,104
PREREFUNDED BONDS
17.36% of Net Assets
Asheville NC Water System Revenue	4.750	08/01/2027	Aa2	1,000,000	1,032,330
Cabarrus County NC Certificates of Participation	5.000	06/01/2025	Aa2	1,000,000	1,067,600
Cabarrus County NC Certificates of Participation	5.000	01/01/2029	Aa2	750,000	818,235
Harnett County NC Certificates of Participation	5.000	06/01/2027	A1	300,000	332,115
Johnston NC Memorial Hospital Authority	5.250	10/01/2028	A2	490,000	521,973
Lee County NC Certificates of Participation	5.000	04/01/2025	Aa3	550,000	561,512
Mecklenburg County NC Certificates of Participation	5.000	02/01/2028	Aa1	415,000	453,939
Mecklenburg County NC Certificates of Participation	5.000	02/01/2026	NR	450,000	474,197
Montgomery County NC Certificates of Participation	5.000	02/01/2030	A*	1,680,000	1,703,386
Mooresville NC Certificates of Participation	5.000	09/01/2032	AA-*	1,890,000	1,959,533
NC Eastern Municipal Power Agency	6.000	01/01/2025	A3	1,150,000	1,550,269
NC Eastern Municipal Power Agency Power System	6.000	01/01/2026	NR	275,000	343,588
NC Infrastructure Finance Corporation Certificates of Participation	5.000	02/01/2024	Aa1	1,000,000	1,014,020
NC Municipal Power Agency #1 Catawba Electric Revenue	4.750	01/01/2030	AAA@	210,000	227,791
NC Municipal Power Agency #1 Catawba Electric Revenue	5.000	01/01/2030	AAA@	1,815,000	1,978,858
Randolph County NC Certificates of Participation	5.000	02/01/2027	Aa3	1,000,000	1,013,920
Rockingham County NC Certificates of Participation	5.000	04/01/2032	Aa3	1,325,000	1,405,494
Sampson County NC Certificates of Participation	5.000	06/01/2022	A2	1,250,000	1,284,375
Sampson County NC Certificates of Participation	5.000	06/01/2026	A2	1,000,000	1,027,500
University of NC Chapel Hill	5.000	12/01/2031	Aaa	1,215,000	1,273,247
University of NC System Pool Revenue	5.000	10/01/2026	A1	1,000,000	1,080,360
University of NC System Pool Revenue	5.000	10/01/2034	Aa2	1,950,000	2,182,635
University of North Carolina	5.000	10/01/2033	A1	515,000	556,385
University of North Carolina	5.000	10/01/2033	A1	340,000	367,322
University of North Carolina	5.000	10/01/2033	Aa3	145,000	145,254
University of North Carolina	5.000	10/01/2033	Aa3	235,000	235,028
University of North Carolina	5.000	10/01/2033	Aa3	50,000	50,006
Wake County NC Limited Obligation	5.000	06/01/2032	Aa1	1,500,000	1,658,895
Wilmington NC Certificates of Participation	5.000	06/01/2038	Aa2	250,000	266,813
Wilmington NC Storm Water Fee Revenue	5.000	06/01/2028	NR	385,000	395,561

					26,982,139
HOSPITAL AND HEALTHCARE
14.45% of Net Assets
Charlotte Mecklenburg NC Hospital Healthcare System	5.000	01/15/2039	Aa3	1,500,000	1,758,945
Charlotte Mecklenburg NC Hospital Healthcare System	5.000	01/15/2031	Aa3	450,000	455,355
Charlotte Mecklenburg NC Hospital Healthcare System	5.000	01/15/2027	Aa3	1,090,000	1,143,345
Charlotte Mecklenburg NC Hospital Healthcare System	5.250	01/15/2039	Aa3	750,000	810,630
NC State Medical Care Commission Duke University Health	5.000	06/01/2035	Aa2	500,000	577,685
NC State Medical Care Commission Health Care Duke University	4.000	06/01/2034	Aa2	200,000	224,890
NC State Medical Care Commission Health Care Facilities	5.000	06/01/2034	Aa2	1,670,000	1,851,112

DUPREE MUTUAL FUNDS – NORTH CAROLINA TAX-FREE INCOME SERIES SCHEDULE OF PORTFOLIO INVESTMENTS North Carolina Municipal Bonds — 100% of Net Assets September 30, 2016	UNAUDITED

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
NC State Medical Care Commission Health Care Facilities	5.000%	07/01/2030	A2	$500,000	$557,795
NC State Medical Care Commission Health Care Facilities - Duke University	4.000	06/01/2036	Aa2	1,000,000	1,114,460
NC State Medical Care Commission Health Care Facilities Duke University	4.000	06/01/2035	Aa2	250,000	279,520
NC State Medical Care Commission Health Care Facilities Mission Health	5.000	10/01/2036	Aa3	3,045,000	3,630,919
NC State Medical Care Commission Health Care Facilities Rex Hospital	5.000	07/01/2033	A2	750,000	894,600
NC State Medical Care Commission Health Care Facilities Rex Hospital	5.000	07/01/2032	A2	615,000	735,706
NC State Medical Care Commission Health Care Facilities Vidant Health	5.000	06/01/2040	A1	1,885,000	2,214,875
NC State Medical Care Commission Health Care Facilities Vidant Health	5.000	06/01/2036	A1	1,000,000	1,135,880
NC State Medical Care Commission Health Care Facilities Wake Medical	5.000	10/01/2038	A2	200,000	229,994
NC State Medical Care Commission Hospital Revenue NC Baptist Hospital	5.250	06/01/2029	A2	645,000	729,547
NC State Medical Care Commission Wake Forest Baptist Hospital	5.000	12/01/2033	A2	1,000,000	1,155,060
NC State Medical Care Commission Wake Medical	5.000	10/01/2031	A2	1,000,000	1,155,430
NC State Medical Care Community Hospital Revenue NC Baptist Hospital	5.000	06/01/2034	A2	1,225,000	1,357,116
NC State Medical Care Community Hospital Revenue NC Baptist Hospital	4.750	06/01/2030	A2	405,000	440,458

					22,453,321
MUNICIPAL UTILITY REVENUE BONDS
13.42% of Net Assets
Brunswick County NC Enterprise System Revenue	5.000	04/01/2031	Aa3	500,000	614,120
Buncombe County NC Metropolitan Sewerage District	5.000	07/01/2039	Aa1	550,000	652,729
Concord NC Utilities System Revenue	4.500	12/01/2034	Aa2	1,000,000	1,181,180
Durham NC Utility System Revenue	4.000	08/01/2036	Aa1	745,000	842,588
Fuquay-Varina NC Combined Utilities Revenue	5.000	04/01/2040	Aa2	1,000,000	1,212,180
Gastonia NC Combined Utilities System Revenue	5.000	05/01/2034	Aa2	570,000	688,788
Gastonia NC Combined Utilities System Revenue	5.000	05/01/2035	Aa2	250,000	301,020
Greenville NC Combined Enterprise System Revenue	5.000	04/01/2034	Aa2	500,000	614,170
High Point NC Combined Enterprise	5.000	11/01/2039	Aa2	750,000	899,850
Jacksonville NC Enterprise System Revenue	5.250	05/01/2030	Aa3	300,000	399,855
Jacksonville NC Enterprise System Revenue	5.250	05/01/2031	Aa3	225,000	302,528
Martin County NC Limited Obligation Water and Sewer District	4.750	06/01/2034	A2	1,150,000	1,328,664
Monroe NC Enterprise System Revenue	4.000	03/01/2033	A2	355,000	395,967
Moore County NC	5.000	06/01/2031	Aa3	2,750,000	3,090,230
Mooresville NC Limited Obligation	5.000	11/01/2031	AA-*	1,250,000	1,483,725
NC Eastern Municipal Power Agency #1 Catawba Electric Revenue	5.000	01/01/2031	A2	500,000	582,840
NC Municipal Power Agency #1 Catawba Electric Revenue	5.000	01/01/2032	A*	500,000	608,665
NC Municipal Power Agency #1 Catawba Electric Revenue	5.000	01/01/2030	A*	500,000	625,255
NC Municipal Power Agency #1 Catawba Electric Revenue	4.750	01/01/2030	A2	80,000	85,884
NC Municipal Power Agency #1 Catawba Electric Revenue	5.000	01/01/2030	A2	730,000	789,422
Sampson County NC Water & Sewer District	5.000	06/01/2037	A1	920,000	1,091,148
Wilmington NC Storm Water Fee Revenue	5.000	06/01/2028	AA+*	115,000	118,052
Wilson NC Certificates of Participation Public Facilities	5.000	05/01/2021	A1	780,000	798,369
Wilson NC Certificates of Participation Public Facilities	5.000	05/01/2025	A1	750,000	766,635
Wilson NC Certificates of Participation Public Facilities	5.000	05/01/2029	A1	1,355,000	1,383,116

					20,856,980
REFUNDING BONDS
9.61% of Net Assets
Buncombe County NC Limited Obligation	5.000	06/01/2035	Aa2	2,000,000	2,409,960
Charlotte NC Certificates of Participation	5.000	06/01/2033	Aa2	840,000	994,862
Charlotte NC Certificates of Participation	5.000	06/01/2034	Aa2	750,000	889,523
Charlotte NC Certificates of Participation	5.000	06/01/2026	Aa2	1,455,000	1,548,586
Charlotte NC Certificates of Participation	5.000	06/01/2027	Aa2	775,000	823,786
Chatham County NC	5.000	11/01/2032	Aa2	825,000	1,003,670
Dare County NC Limited Obligation Refunding	5.000	06/01/2029	Aa3	100,000	116,819
Durham Capital Financing Corporation Limited Obligation	5.000	06/01/2034	Aa1	500,000	597,345
Johnston County NC Installment Financing Contract	5.000	10/15/2027	Aa2	570,000	649,635
Monroe NC Limited Obligation	5.000	03/01/2035	Aa3	390,000	474,657
Monroe NC Limited Obligation	5.000	03/01/2039	Aa3	1,715,000	2,068,016
New Hanover County NC Limited Obligation	5.000	12/01/2027	Aa1	505,000	606,460
Pitt County NC Certificates of Participation	5.000	04/01/2027	Aa2	500,000	585,180
Rockingham County NC Limited Obligation	4.500	04/01/2032	Aa3	500,000	583,255
Rockingham County NC Limited Obligation	5.000	04/01/2027	Aa3	250,000	311,028
Thomasville NC Combined Enterprise System Revenue	4.750	05/01/2028	A1	435,000	497,923
Union County NC Limited Obligation Refunding	5.000	12/01/2024	Aa1	125,000	157,205
Wake County NC Limited Obligation	5.000	12/01/2035	Aa1	500,000	619,730

					14,937,638
SCHOOL IMPROVEMENT BONDS
7.80% of Net Assets
Brunswick County NC Limited Obligation	5.000	06/01/2030	Aa3	250,000	304,308
Brunswick County NC Limited Obligation	5.000	06/01/2031	Aa3	250,000	302,773
Cabarrus County NC Limited Obligation	5.000	04/01/2035	Aa2	1,435,000	1,738,129
Davidson County NC Limited Obligation	5.000	06/01/2032	Aa3	500,000	617,895
Duplin County Limited Obligation	5.000	04/01/2034	A2	235,000	283,537
Duplin County NC Limited Obligation	5.000	04/01/2032	A2	750,000	911,258
Franklin County NC Certificates of Participation	5.000	09/01/2027	Aa3	750,000	776,048
Nash County NC Limited Obligation	5.000	10/01/2030	Aa3	2,045,000	2,323,774

DUPREE MUTUAL FUNDS – NORTH CAROLINA TAX-FREE INCOME SERIES SCHEDULE OF PORTFOLIO INVESTMENTS North Carolina Municipal Bonds — 100% of Net Assets September 30, 2016	UNAUDITED

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
Onslow County NC Limited Obligation	5.000%	06/01/2033	Aa3	$500,000	$601,190
Onslow County NC Limited Obligation	4.000	10/01/2034	Aa3	500,000	560,840
Onslow County North Carolina Limited Obligation	4.000	10/01/2035	Aa3	500,000	553,410
Pitt County NC Limited Obligation	4.000	04/01/2035	Aa2	300,000	332,496
Sampson County NC Limited Obligation	5.000	12/01/2033	A1	1,975,000	2,388,091
Wilkes County NC Limited Obligation	5.000	06/01/2031	A1	350,000	420,529

					12,114,276
PUBLIC FACILITIES REVENUE BONDS
5.56% of Net Assets
Charlotte NC Certificates of Participation Convention Facilities	5.000	06/01/2034	Aa2	900,000	986,328
Forsyth County NC Limited Tax	5.000	04/01/2031	Aa1	335,000	396,707
Henderson County NC Limited Obligation	5.000	10/01/2030	Aa3	250,000	305,518
Henderson County NC Limited Obligation	5.000	10/01/2031	Aa3	500,000	608,310
Jacksonville Public Facilities Corporation Limited Obligation	5.000	04/01/2031	A1	265,000	306,080
Jacksonville Public Facilities Corporation Limited Obligation	5.000	04/01/2032	A1	100,000	115,333
Kannapolis NC Limited Obligation	5.000	04/01/2032	Aa3	500,000	588,775
Mecklenburg County NC Certificates Participation	5.000	02/01/2026	Aa1	550,000	579,046
Onslow County NC Limited Obligation	5.000	06/01/2032	Aa3	500,000	603,360
Raleigh NC Limited Obligation	5.000	10/01/2034	Aa1	1,420,000	1,724,221
Raleigh NC Limited Obligation	5.000	10/01/2038	Aa1	500,000	594,330
Watauga NC Public Facilities Corporation Limited Obligation	5.000	06/01/2027	Aa3	750,000	881,880
Winston Salem NC Limited Obligation	5.000	06/01/2031	Aa2	800,000	956,856

					8,646,743
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
3.92% of Net Assets
Buncombe County NC Limited Obligation	5.000	06/01/2030	Aa2	250,000	296,783
Buncombe County NC Limited Obligation	5.000	06/01/2033	Aa2	600,000	730,338
Buncombe County NC Limited Obligation	5.000	06/01/2034	Aa2	365,000	439,183
Buncombe County NC Limited Obligation	5.000	06/01/2032	Aa2	250,000	297,083
Buncombe County NC Limited Obligation	5.000	06/01/2034	Aa2	1,100,000	1,314,533
Charlotte NC Certificates of Participation	5.000	12/01/2029	Aa1	340,000	397,681
Johnston County NC Limited Obligation	4.750	06/01/2033	Aa2	500,000	566,400
Orange County NC Public Facilities Company Limited Obligation	4.750	10/01/2032	Aa1	750,000	859,268
Winston Salem NC Certificates of Participation	4.750	06/01/2031	Aa1	620,000	621,655
Winston Salem NC Limited Obligation	4.500	06/01/2034	Aa1	500,000	574,270

					6,097,193
AIRPORT BONDS
3.07% of Net Assets
Charlotte NC Douglas International Airport	5.000	07/01/2030	Aa3	1,095,000	1,319,333
Charlotte NC Douglas International Airport	5.000	07/01/2025	Aa3	1,000,000	1,029,910
Raleigh Durham NC Airport	5.000	05/01/2029	Aa3	235,000	265,277
Raleigh Durham NC Airport	5.000	05/01/2036	Aa3	1,480,000	1,657,422
Raleigh Durham NC Airport	5.000	05/01/2032	Aa3	440,000	493,896

					4,765,838
TURNPIKES/TOLLROAD/HIGHWAY BONDS
1.55% of Net Assets
NC State Grant Anticipation Revenue Vehicle Garvee	5.000	03/01/2030	A2	200,000	241,456
NC State Turnpike Authority Monroe Connector System	5.000	07/01/2029	Aa2	500,000	577,490
NC State Turnpike Authority Monroe Connector System	5.000	07/01/2031	Aa2	1,385,000	1,595,534

					2,414,480
ESCROWED TO MATURITY BONDS
1.42% of Net Assets
NC Eastern Municipal Power Agency	6.000	01/01/2022	A3	915,000	1,144,272
NC Eastern Municipal Power Agency	6.000	01/01/2018	AAA@	1,000,000	1,063,760

					2,208,032
LEASE REVENUE BONDS
1.16% of Net Assets
Buncombe County NC Limited Obligation	5.000	06/01/2032	Aa2	1,500,000	1,806,615

MISCELLANEOUS REVENUE BONDS
.39% of Net Assets
Wilmington NC Storm Water Revenue	5.000	06/01/2035	Aa2	500,000	602,490

Total Investments 98.80% of Net Assets (cost $145,825,250) (See (a) below for further explanation)					$153,530,849

Other assets in excess of liabilities 1.20%					1,861,166

Net Assets 100%					$155,392,015

#	Ratings by Moody’s Investors Services, Inc. unless noted otherwise.
Bond ratings are unaudited and not covered by Report of Independent Registered Public Accounting Firm.
All ratings are as of the date indicated and do not reflect subsequent changes.
*	Rated by Standard & Poor’s Corporation
@	Fitch’s Investors Service
NR	Not Rated

DUPREE MUTUAL FUNDS – NORTH CAROLINA TAX-FREE INCOME SERIES SCHEDULE OF PORTFOLIO INVESTMENTS North Carolina Municipal Bonds — 100% of Net Assets September 30, 2016	UNAUDITED

(a)	Cost for federal income tax purposes is $145,824,974 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$7,876,376
Unrealized depreciation	(170,501)

Net unrealized appreciation	$7,705,875

Other Information

The Fund follows Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	153,530,849
Level 3	Significant Unobservable Inputs	—

$153,530,849

The Fund held no investments or other financial instruments as of September 30, 2016 whose fair value was determined using Level 3 inputs. There were no transfers in and out of level 1, 2 or 3 during the period ending September 30, 2016.

The Fund generally uses a pricing vendor to provide evaluations for its investments, which are derived from the vendor’s pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, benchmark curves or information pertaining to the issuer. The pricing vendor may use a matrix approach, which considers information regarding securities with similar characteristics to determine the evaluation for a security.

DUPREE MUTUAL FUNDS – NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES SCHEDULE OF PORTFOLIO INVESTMENTS North Carolina Municipal Bonds — 100% of Net Assets September 30, 2016	UNAUDITED

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
PREREFUNDED BONDS
21.94% of Net Assets
Brunswick County NC Community College	4.250%	05/01/2022	Aa2	$125,000	$127,418
Cabarrus County NC Certificates of Participation	5.000	06/01/2019	Aa2	420,000	448,828
Cabarrus County NC Certificates of Participation	5.000	01/01/2021	Aa2	200,000	218,244
Durham County NC Certificates of Participation	5.000	06/01/2020	Aa1	435,000	481,567
Durham County NC Certificates of Participation	5.000	06/01/2021	Aa1	240,000	265,692
Harnett County NC Certificates of Participation	5.000	12/01/2021	A1	200,000	209,492
Johnston NC Memorial Hospital Authority Mortgage Revenue	5.000	10/01/2018	A2	175,000	185,631
Lee County NC Certificates of Participation	5.000	04/01/2018	Aa3	225,000	229,709
Mooreville NC Certificates of Participation	4.125	09/01/2018	AA-*	250,000	257,435
NC Eastern Municipal Power Agency	5.250	01/01/2019	A3	550,000	579,161
NC Infrastructure Certificates of Participation	5.000	02/01/2020	Aa1	425,000	430,844
NC Medical Care Duke University Health Systems	3.000	06/01/2019	Aa2	150,000	157,760
NC Municipal Power Agency #1 Catawba Electric	5.000	01/01/2021	AAA@	45,000	49,073
NC State Capital Improvement Obligation	5.000	05/01/2022	Aa1	155,000	170,746
NC State Capital Improvement Obligation	5.000	05/01/2022	Aa1	100,000	106,393
Onslow NC Water & Sewer	4.250	06/01/2022	A3	150,000	158,358
Randolph County NC Certificates of Participation	5.000	02/01/2018	Aa3	200,000	202,750
Rockingham County NC Certificates of Participation	4.000	04/01/2019	Aa3	100,000	104,694
Rutherford County NC Certificates of Participation	5.000	12/01/2018	A1	205,000	214,705
Rutherford County NC Certificates of Participation	5.000	12/01/2020	A1	100,000	104,734
Rutherford NC Certificates of Participation	4.000	12/01/2019	A1	200,000	207,266
Sampson County NC Certificates of Participation	5.000	06/01/2020	A2	400,000	410,888
University of North Carolina	4.250	10/01/2021	A1	20,000	21,331
University of North Carolina	4.250	10/01/2021	A1	20,000	21,310
Wilmington NC Certificates of Participation	4.200	06/01/2019	Aa2	100,000	105,540

					5,469,569
REFUNDING BONDS
21.05% of Net Assets
Bertie County Limited Obligation	4.000	06/01/2022	A1	200,000	224,414
Cabarrus County NC Certificates of Participation	5.000	04/01/2021	AA*	150,000	169,992
Charlotte NC Certificate of Participation	5.000	12/01/2024	Aa2	250,000	315,283
Charlotte NC Certificates of Participation	4.000	06/01/2022	Aa2	125,000	143,166
Charlotte NC Certificates of Participation	4.000	06/01/2025	Aa2	300,000	344,961
Charlotte NC Certificates of Participation	5.000	06/01/2023	Aa2	625,000	767,338
Cumberland County NC Certificates of Participation	5.000	12/01/2017	Aa2	350,000	366,485
Cumberland County NC Certificates of Participation	3.500	12/01/2020	Aa2	185,000	197,654
Dare County NC Limited Obligation	5.000	06/01/2024	Aa3	335,000	399,699
Dare County NC Limited Obligation	4.000	06/01/2019	Aa3	100,000	107,717
Durham NC Refunding	5.000	09/01/2022	Aaa	125,000	152,623
Johnston County NC Limited Obligation	5.000	06/01/2029	Aa2	350,000	427,644
Pender County NC Limited Obligation	3.000	06/01/2019	Aa3	220,000	230,549
Raleigh NC Limited Obligation Refunding	5.000	10/01/2023	Aa2	250,000	310,588
Richmond County NC Limited Obligation Refunding	4.000	04/01/2019	A1	225,000	239,625
Rockingham County Limited Obligation	5.000	04/01/2023	Aa3	250,000	304,713
Rockingham County NC Limited Obligation	4.000	04/01/2024	Aa3	105,000	121,783
Sampson County NC Limited Obligation	5.000	12/01/2023	A1	165,000	202,602
Union County NC Limited Obligation	3.000	12/01/2018	Aa1	100,000	104,193
Warren County NC Limited Obligation	5.000	06/01/2023	A1	100,000	121,143

					5,252,169
MUNICIPAL UTILITY REVENUE BONDS
14.35% of Net Assets
Brunswick County NC Enterprise System Revenue	5.000	04/01/2027	Aa3	350,000	439,191
Columbus County NC Limited Obligation	5.000	06/01/2023	A1	355,000	428,315
Gastonia North Carolina Combined Utilities System	4.000	05/01/2023	Aa2	150,000	174,866
Monroe NC Certificates of Participation	4.000	03/01/2019	Aa3	100,000	106,484
Moore County NC	5.000	06/01/2017	Aa3	685,000	703,742
Moore County NC	5.000	06/01/2021	Aa3	200,000	226,890
Mooresville NC Limited Obligation	5.000	11/01/2021	AA-*	350,000	410,141
NC Municipal Power Agency #1 Catawba Electric	5.250	01/01/2017	A2	130,000	131,399
NC Municipal Power Agency #1 Catawba Electric	5.000	01/01/2021	A2	205,000	223,266
NC Municipal Power Agency #1Catawba Electric	5.250	01/01/2018	A2	95,000	100,049
Union County NC Enterprise System Revenue	4.000	12/01/2022	Aa1	100,000	113,939
Wilson NC Certificates of Participation	5.000	05/01/2018	A1	160,000	163,720
Wilson NC Certificates of Participation	5.000	05/01/2022	A1	350,000	358,054

					3,580,053

SCHOOL IMPROVEMENT BONDS
10.26% of Net Assets
Cabarrus County NC Certificates of Participation	4.250	06/01/2017	Aa2	175,000	178,855
Cabarrus County NC Certificates of Participation	5.000	01/01/2017	Aa2	150,000	151,539
Cabarrus County NC Certificates of Participation	5.000	01/01/2019	Aa2	100,000	108,770
Cabarrus County NC Limited Obligation	5.000	04/01/2024	Aa2	350,000	435,495
Davidson County NC Limited Obligation	5.000	06/01/2024	Aa3	200,000	250,860
Montgomery County NC Certificates of Participation	5.000	02/01/2017	A*	125,000	126,530
Nash County NC Limited Obligation	5.000	10/01/2018	Aa3	150,000	161,495
New Hanover County North Carolina	4.000	02/01/2028	Aaa	100,000	116,957
Onslow County NC Limited Obligation	5.000	06/01/2023	Aa3	250,000	305,510
Onslow County North Carolina Limited Obligation	4.000	10/01/2024	Aa3	350,000	411,999
Rutherford County NC Certificates of Participation	5.000	12/01/2017	A1	105,000	109,857
Wilkes County NC Limited Obligation	5.000	06/01/2024	A1	165,000	203,326

					2,561,193

DUPREE MUTUAL FUNDS – NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES SCHEDULE OF PORTFOLIO INVESTMENTS North Carolina Municipal Bonds — 100% of Net Assets September 30, 2016	UNAUDITED

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
HOSPITAL AND HEALTHCARE REVENUE BONDS
7.94% of Net Assets
Charlotte-Mecklenburg Hospital	5.000%	01/15/2018	Aa3	$200,000	$202,522
Charlotte-Mecklenburg Hospital	5.000	01/15/2019	Aa3	200,000	202,588
Charlotte-Mecklenburg Hospital	4.375	01/15/2019	Aa3	150,000	156,242
NC Medical Care Caromont Health	3.250	02/15/2018	A1	370,000	381,389
NC Medical Care Duke University	5.000	06/01/2026	Aa2	165,000	195,975
NC State Medical Care Commission Health Care Facilities	4.000	06/01/2024	Aa2	200,000	235,776
NC State Medical Care Commission Health Care Facilities	4.000	06/01/2025	Aa2	250,000	297,718
North Carolina State Medical Care Commission - Mission Health System	5.000	10/01/2024	Aa3	250,000	310,008

					1,982,217
PUBLIC FACILITIES REVENUE BONDS
6.08% of Net Assets
Charlotte NC Certificates of Participation	4.000	12/01/2022	Aa1	170,000	192,600
Chatham County NC Limited Obligation	5.000	11/01/2025	Aa2	500,000	630,185
Mecklenburg NC Certificate of Participation	5.000	02/01/2017	Aa1	60,000	60,821
Watauga NC Public Facilities Corporation Limited Obligation	5.000	06/01/2023	Aa3	275,000	327,121
Winston Salem NC Limited Obligation	5.000	06/01/2028	Aa2	250,000	306,060

					1,516,786
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
5.15% of Net Assets
Appalachian NC State University	5.000	10/01/2025	Aa3	235,000	297,019
University NC System Pool Revenue	5.000	10/01/2016	Aa2	250,000	250,030
University NC System Pool Revenue Asheville Wilmington	5.000	10/01/2016	Aa3	230,000	230,028
University of NC at Greensboro	5.000	04/01/2025	Aa3	100,000	116,417
University of NC Wilmington Limited Obligation	5.000	06/01/2024	A1	265,000	329,133
University of North Carolina	4.250	10/01/2021	A1	60,000	63,685

					1,286,311
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
5.06% of Net Assets
Johnston County NC Limited Obligation	4.000	06/01/2019	Aa2	150,000	161,781
NC Infrastructure Finance Certificates of Participation	5.000	02/01/2017	Aa1	150,000	152,037
NC State Capital Improvement Obligation	4.000	05/01/2025	Aa1	105,000	114,631
NC State Capital Improvement Obligation	5.000	05/01/2021	Aa1	350,000	398,794
NC State Capital Improvement Obligation	4.000	05/01/2020	Aa1	120,000	125,728
Salisbury NC Certificates of Participation	5.000	03/01/2019	A3	145,000	157,554
Winston Salem NC Limited Obligation	5.000	06/01/2023	Aa2	125,000	153,021

					1,263,545
ESCROWED TO MATURITY BONDS
3.74% of Net Assets
Mecklenburg NC Certificate of Participation	5.000	02/01/2017	NR	45,000	45,619
NC Eastern Municipal Power Agency	6.000	01/01/2022	A3	220,000	275,125
NC Eastern Municipal Power Agency	5.000	01/01/2021	AAA@	125,000	145,595
NC Eastern Municipal Power Agency	6.000	01/01/2022	AAA@	125,000	156,031
NC Eastern Municipal Power Agency	6.500	01/01/2018	A3	100,000	106,920
NC Municipal Power Agency #1 Catawba Electric	5.250	01/01/2017	AAA@	70,000	70,777
NC Municipal Power Agency #1 Catawba Electric	5.250	01/01/2018	AAA@	30,000	31,633
University NC Wilmington Certificates of Participation	4.000	06/01/2017	A1	100,000	102,097

					933,798
TURNPIKES/TOLLROAD/HIGHWAY BONDS
1.36% of Net Assets
NC State Grant Anticipation Revenue Vehicle	5.000	03/01/2021	A2	310,000	339,332

AD VALOREM PROPERTY BONDS
1.23% of Net Assets
Smithville Township NC	5.000	06/01/2024	A1	250,000	307,868

LEASE REVENUE BONDS
1.12% of Net Assets
Edgecombe County NC Limited Obligation	4.000	06/01/2022	A2	250,000	279,800

AIRPORT BONDS
.44% of Net Assets
Raleigh Durham NC Airport Authority	5.000	11/01/2017	Aa3	105,000	109,618

STATE AND LOCAL MORTGAGE/HOUSING BONDS
.40% of Net Assets
NC Housing Finance Agency	3.850	01/01/2017	Aa2	100,000	100,665

Total Investments 100.12% of Net Assets (cost $24,415,232 (See (a) below for further explanation)					$24,982,924

Other liabilities in excess of assets -.12%					(30,178)

Net Assets 100%					$24,952,746

#	Ratings by Moody’s Investors Services, Inc. unless noted otherwise.
Bond ratings are unaudited and not covered by Report of Independent Registered Public Accounting Firm.
All ratings are as of the date indicated and do not reflect subsequent changes.
*	Rated by Standard & Poor’s Corporation
**	Rated by Fitch Ratings
@	Fitch’s Investors Service
NR	Not Rated

DUPREE MUTUAL FUNDS - NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES SCHEDULE OF PORTFOLIO INVESTMENTS North Carolina Municipal Bonds — 100% of Net Assets September 30, 2016	UNAUDITED

(a)	Cost for federal income tax purposes is $24,415,232 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$572,292
Unrealized depreciation	(4,599)

Net unrealized appreciation	$567,693

Other Information

The Fund follows Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	24,982,924
Level 3	Significant Unobservable Inputs	—

$24,982,924

The Fund held no investments or other financial instruments as of September 30, 2016 whose fair value was determined using Level 3 inputs. There were no transfers in and out of level 1, 2 or 3 during the period ending September 30, 2016.

The Fund generally uses a pricing vendor to provide evaluations for its investments, which are derived from the vendor’s pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, benchmark curves or information pertaining to the issuer. The pricing vendor may use a matrix approach, which considers information regarding securities with similar characteristics to determine the evaluation for a security.

DUPREE MUTUAL FUNDS – TENNESSEE TAX-FREE INCOME SERIES SCHEDULE OF PORTFOLIO INVESTMENTS Tennessee Municipal Bonds — 100% of Net Assets September 30, 2016	UNAUDITED

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
MUNICIPAL UTILITY REVENUE BONDS
40.78% of Net Assets
Blount County TN Public Building Authority Local Government	5.000%	06/01/2032	Aa3	$750,000	$771,240
Bristol TN Electric Revenue	5.000	09/01/2038	AA-*	1,525,000	1,793,370
Chattanooga TN Electric Revenue	5.000	09/01/2035	AA+*	250,000	303,923
Chattanooga TN Electric Revenue	5.000	09/01/2040	AA+*	1,825,000	2,197,428
Citizens Gas Utility District TN Gas Revenue Refunding	5.000	05/01/2029	A*	250,000	270,585
Clarksville TN Electric Systems Revenue	5.000	09/01/2028	Aa2	1,000,000	1,138,870
Clarksville TN Electric Systems Revenue	5.000	09/01/2032	Aa2	480,000	542,534
Clarksville TN Electric Systems Revenue	5.000	09/01/2033	Aa2	2,000,000	2,262,200
Clarksville TN Water Sewer & Gas Revenue	5.000	02/01/2038	Aa2	1,000,000	1,157,680
Clarksville TN Water Sewer & Gas Revenue	5.000	02/01/2036	Aa2	500,000	609,075
Clarksville TN Water Sewer & Gas Revenue	5.000	02/01/2041	Aa2	2,750,000	3,326,840
Clarksville TN Water Sewer & Gas Revenue	5.000	02/01/2033	Aa2	500,000	583,975
Columbia TN Waterworks Revenue	5.000	12/01/2032	Aa3	885,000	1,011,475
Franklin TN Water & Sewer Revenue and Tax Authority	5.000	04/01/2024	Aaa	750,000	945,315
Hallsdale-Powell Utility District Knox County Water & Sewer	5.000	04/01/2026	A3	1,000,000	1,020,470
Hallsdale-Powell Utility District Knox County Water & Sewer	5.000	04/01/2031	A3	740,000	754,164
Harpeth Valley TN Utilities District	5.000	09/01/2034	AA*	500,000	594,035
Harpeth Valley TN Utilities District	5.000	09/01/2040	AA*	1,000,000	1,169,720
Knox Chapman TN Utility District	5.250	01/01/2036	AA-*	700,000	802,760
Knox Chapman TN Utility District	4.500	01/01/2027	AA-*	1,000,000	1,157,690
Knox Chapman TN Utility District	5.000	01/01/2031	AA-*	250,000	305,088
Knox Chapman TN Utility District	5.000	01/01/2033	AA-*	250,000	302,768
Memphis TN Electric System Revenue	4.000	12/01/2036	Aa2	760,000	860,328
Memphis TN Electric System Revenue	5.000	12/01/2031	Aa2	225,000	275,256
Memphis TN Electric System Revenue	5.000	12/01/2034	Aa2	1,250,000	1,511,400
Metropolitan Government Nashville & Davidson County Electric	5.000	05/15/2036	AA+*	3,085,000	3,541,827
Metropolitan Government Nashville & Davidson County Electric	5.000	05/15/2036	AA+*	500,000	596,610
Metropolitan Government Nashville & Davidson County Electric	5.000	05/15/2039	AA+*	500,000	593,525
Metropolitan Government Nashville & Davidson County Electric	5.000	05/15/2033	AA+*	500,000	608,990
Metropolitan Government Nashville & Davidson County Water & Sewer	5.000	07/01/2031	Aa3	500,000	603,415
Metropolitan Government Nashville & Davidson County Water & Sewer	5.000	07/01/2030	Aa3	3,250,000	3,929,088
Metropolitan Government Nashville & Davidson County Water & Sewer	5.000	07/01/2033	Aa3	575,000	691,081
Metropolitan Government Nashville & Davidson County Water & Sewer	5.000	07/01/2040	Aa3	2,265,000	2,689,008
South Blount County TN Utility District Waterworks	5.000	12/01/2028	A2	765,000	854,620
Watauga River Tn Regional Water Authority Waterworks	5.000	07/01/2034	A*	500,000	571,180
West Wilson TN Utility District Waterworks	4.750	06/01/2028	NR	1,165,000	1,193,985
West Wilson Utility District TN Waterworks	5.000	06/01/2033	Aa3	1,170,000	1,330,185
White House Utility District TN Water & Sewer	5.000	01/01/2028	Aa3	1,235,000	1,247,227
White House Utility District TN Water & Sewer	5.000	01/01/2030	Aa3	2,505,000	2,529,022

					46,647,948
PREREFUNDED BONDS
16.20% of Net Assets
Chattanooga TN Electric Revenue	5.000	09/01/2026	AA+*	250,000	264,570
Clarksville TN Electric System Revenue Bonds	5.000	09/01/2032	Aa2	1,250,000	1,296,813
Gallatin TN Water & Sewer Revenue	5.000	01/01/2028	Aa3	2,540,000	2,669,743
Gallatin TN Water & Sewer Revenue	5.000	01/01/2032	AA*	235,000	284,799
Harpeth Valley TN Utilities District	5.000	09/01/2032	Aa3	1,420,000	1,474,244
Jackson TN Energy Authority Gas System Revenue Bonds	5.000	10/01/2028	Aa2	1,000,000	1,041,040
Johnson City TN Health & Educational Facilities Escrowed	5.125	07/01/2025	AA-*	145,000	145,262
Metropolitan Government Nashville & Davidson County TN	4.750	05/15/2028	AA+*	460,000	488,580
Metropolitan Government Nashville & Davidson County TN	5.000	01/01/2025	Aa2	3,000,000	3,152,850
Metropolitan Government Nashville & Davidson County TN	5.000	05/15/2017	Aa2	205,000	210,355
Metropolitan Government Nashville & Davidson County TN	5.000	05/15/2017	Aa2	35,000	35,890
Metropolitan Government Nashville & Davidson County TN	5.000	05/15/2027	Aa2	1,195,000	1,225,377
Metropolitan Government Nashville & Davidson County TN	5.000	05/15/2028	Aa2	205,000	210,211
Metropolitan Government Nashville & Davidson County TN Vanderbilt University	5.000	10/01/2034	NR	210,000	234,786
Shelby County TN Health Education and Housing Facilities	5.250	09/01/2027	A1	1,000,000	1,060,040
South Blount County TN Utility District Waterworks	5.000	12/01/2028	A2	360,000	405,169
TN State School Board Authority Higher Education Facilities	5.000	05/01/2028	Aa1	1,000,000	1,063,930
TN State School Board Authority Higher Education Facilities	5.000	05/01/2034	Aa1	500,000	551,470
TN State School Board Authority Higher Education Facilities	5.125	05/01/2033	NR	235,000	250,329
TN State School Board Authority Higher Education Facilities	5.125	05/01/2033	Aa1	1,065,000	1,135,865
West Wilson TN Utility District Waterworks	4.750	06/01/2028	NR	1,295,000	1,328,010

					18,529,332
PUBLIC FACILITIES REVENUE BONDS
12.31% of Net Assets
Blount County TN Public Building Authority Local Government	5.000	06/01/2025	Aa2	100,000	111,042
Blount County TN Public Building Authority Local Government	5.000	06/01/2027	Aa2	1,500,000	1,665,210
Blount County TN Public Building Authority Local Government	4.750	06/01/2031	Aa2	750,000	826,613
Memphis Shelby County Sports Authority	5.250	11/01/2026	Aa3	500,000	561,815
Memphis Shelby County Sports Authority	5.250	11/01/2027	Aa3	750,000	842,723
Memphis TN Refunding General Improvement	5.000	04/01/2031	Aa2	800,000	965,200
Metropolitan Government Nashville & Davidson County Convention Center	5.000	07/01/2026	A1	630,000	708,435
Metropolitan Government Nashville & Davidson County Sports Authority	5.000	08/01/2031	Aa3	1,500,000	1,786,155
Metropolitan Government Nashville & Davidson County Sports Authority	5.000	08/01/2038	Aa3	755,000	886,378
Pigeon Forge Industrial Development Board	5.000	06/01/2024	AA*	600,000	698,472
Pigeon Forge Industrial Development Board	5.000	06/01/2027	AA*	1,400,000	1,622,208
Pigeon Forge Industrial Development Board	5.000	06/01/2029	AA*	2,120,000	2,443,024
Pigeon Forge Industrial Development Board	5.000	06/01/2034	AA*	850,000	965,150

					14,082,423

DUPREE MUTUAL FUNDS – TENNESSEE TAX-FREE INCOME SERIES SCHEDULE OF PORTFOLIO INVESTMENTS Tennessee Municipal Bonds -- 100% of Net Assets September 30, 2016	UNAUDITED

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
7.99% of Net Assets
Franklin County TN Health & Education Facilities Board Revenue	5.000	09/01/2030	A+*	$200,000	$234,188
Metropolitan Government Nashville & Davidson County Vanderbilt University	5.000	10/01/2028	Aa2	1,150,000	1,383,163
Metropolitan Government Nashville & Davidson County Vanderbilt University	5.000	10/01/2034	Aa2	790,000	879,768
Shelby County TN Health Education & Housing Facilities Board Rhodes College	5.000	08/01/2030	A1	500,000	575,280
Shelby County TN Health Education & Housing Facilities Board Rhodes College	5.000	08/01/2040	A1	650,000	774,690
TN State School Bond Authority	5.000	11/01/2043	Aa1	1,000,000	1,187,480
TN State School Bond Authority Higher Educational Facilities	5.000	11/01/2037	Aa1	1,400,000	1,693,524
TN State School Bond Authority Higher Educational Facilities	5.000	11/01/2040	Aa1	2,000,000	2,414,940

					9,143,032
REFUNDING BONDS
6.87% of Net Assets
Chattanooga TN Industrial Development Board Lease Rent Revenue	5.000	10/01/2027	A2	1,000,000	1,038,380
Manchester TN Refunding General Obligation	5.000	06/01/2038	A2	100,000	111,916
Memphis TN General Improvement	5.000	04/01/2034	Aa2	500,000	596,720
Memphis TN General Improvement	5.000	04/01/2039	Aa2	250,000	296,273
Memphis TN Refunding	5.000	04/01/2030	Aa2	1,000,000	1,211,920
Memphis TN Refunding	5.000	04/01/2035	Aa2	250,000	297,600
Memphis TN Refunding	5.000	04/01/2033	Aa2	250,000	299,508
Memphis TN Refunding	5.000	04/01/2040	Aa2	500,000	589,900
Metropolitan Government Nashville & Davidson County TN	5.000	01/01/2033	Aa2	750,000	933,398
Pigeon Forge TN Refunding Series A	4.900	06/01/2028	Aa3	1,000,000	1,060,610
Shelby County TN Refunding Series A	5.000	03/01/2026	Aa1	1,200,000	1,423,308

					7,859,532
HOSPITAL AND HEALTHCARE
6.00% of Net Assets
Chattanooga TN Health Educational and Housing Facilities Board	5.000	01/01/2033	A3	500,000	566,970
Jackson TN Hospital Revenue Jackson Madison County Hospital	5.000	04/01/2036	A1	500,000	575,775
Metropolitan Government Nashville & Davidson County TN Health	5.000	07/01/2040	A3	950,000	1,129,037
Metropolitan Government Nashville & Davidson County TN Health	5.000	07/01/2035	A3	1,705,000	2,047,296
Rutherford County TN Health & Educational Facilities Ascension Health	5.000	11/15/2040	Aa2	1,500,000	1,666,470
Shelby County TN Health Education and Housing Facilities	5.000	05/01/2027	A1	750,000	872,655

					6,858,203
STATE AND LOCAL MORTGAGE/HOUSING BONDS
2.12% of Net Assets
Oak Ridge TN Industrial Development Board Refunding Revenue	5.250	08/20/2018	NR	105,000	105,037
TN Housing Development Agency	5.000	07/01/2029	Aa1	360,000	370,476
TN Housing Development Agency Homeownership Program 1	5.000	07/01/2029	Aa1	480,000	497,837
TN Housing Development Agency Homeownership Program 2	4.700	07/01/2027	Aa1	880,000	920,542
TN Housing Development Agency Housing Finance Program	4.850	01/01/2025	Aa2	490,000	527,887

					2,421,778
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
2.06% of Net Assets
Memphis Shelby County TN Port Authority Community Development	5.000	04/01/2035	Aa3/	625,000	712,294
Memphis TN Refunding and General Impact General Obligation	5.000	05/01/2036	Aa2	850,000	977,288
Springfield TN Public Improvement	4.500	03/01/2024	A1	565,000	661,191

					2,350,773
AIRPORT BONDS
1.84% of Net Assets
Metropolitan Nashville Airport Authority	5.000	07/01/2034	A1	800,000	966,808
Metropolitan Nashville Airport Authority	5.000	07/01/2035	A1	250,000	301,250
Metropolitan Nashville Airport Authority	5.000	07/01/2040	A1	700,000	836,780

					2,104,838
SCHOOL IMPROVEMENT BONDS
1.41% of Net Assets
Rhea County TN	5.000	04/01/2029	A1	1,385,000	1,609,896

INDUSTRIAL REVENUE BONDS
.85% of Net Assets
Industrial Development Board TN Blount County	5.000	06/01/2027	Aa3	850,000	970,862

ESCROWED TO MATURITY BONDS
.04% of Net Assets
Johnson City TN Health & Educational Facilities Medical Center	5.000	07/01/2018	AA-*	50,000	50,085

Total Investments 98.47% of Net Assets (cost $105,606,525) (See (a) below for further explanation)					$112,628,702

Other assets in excess of liabilities 1.53%					1,747,554

Net Assets 100%					$114,376,256

#	Ratings by Moody’s Investors Services, Inc. unless noted otherwise.
Bond ratings are unaudited and not covered by Report of Independent Registered Public Accounting Firm.
All ratings are as of the date indicated and do not reflect subsequent changes.
*	Rated by Standard & Poor’s Corporation
@	Fitch’s Investors Service
NR	Not Rated

DUPREE MUTUAL FUNDS – TENNESSEE TAX-FREE INCOME SERIES SCHEDULE OF PORTFOLIO INVESTMENTS Tennessee Municipal Bonds — 100% of Net Assets September 30, 2016	UNAUDITED

(a)	Cost for federal income tax purposes is $105,606,525 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$7,053,721
Unrealized depreciation	(31,544)

Net unrealized appreciation	$7,022,177

Other Information

The Fund follows Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	112,628,702
Level 3	Significant Unobservable Inputs	—

$112,628,702

The Fund held no investments or other financial instruments as of September 30, 2016 whose fair value was determined using Level 3 inputs. There were no transfers in and out of level 1, 2 or 3 during the period ending September 30, 2016.

The Fund generally uses a pricing vendor to provide evaluations for its investments, which are derived from the vendor’s pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, benchmark curves or information pertaining to the issuer. The pricing vendor may use a matrix approach, which considers information regarding securities with similar characteristics to determine the evaluation for a security.

DUPREE MUTUAL FUNDS – TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES SCHEDULE OF PORTFOLIO INVESTMENTS Tennessee Municipal Bonds — 100% of Net Assets September 30, 2016	UNAUDITED

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
PREREFUNDED BONDS
21.29% of Net Assets
Chattanooga TN Electric Revenue	5.000%	09/01/2021	AA+*	$400,000	$423,075
Memphis TN	5.000	04/01/2024	Aa2	200,000	204,064
Memphis TN General Improvement	5.000	04/01/2022	Aa2	185,000	203,585
Memphis TN General Obligation	5.000	05/01/2020	Aa2	250,000	275,870
Metropolitan Government Nashville & Davidson County TN	5.000	01/01/2019	Aa2	200,000	210,216
Metropolitan Government Nashville & Davidson County TN	5.000	05/15/2017	NR	35,000	35,881
Metropolitan Government Nashville & Davidson County TN	5.000	05/15/2019	Aa2	215,000	220,412
Metropolitan Government Nashville & Davidson County TN	4.000	07/01/2024	NR	20,000	23,176
Metropolitan Government Nashville & Davidson County TN	4.000	07/01/2023	NR	140,000	155,485
Robertson County TN School	4.000	06/01/2020	Aa3	250,000	263,025
Shelby County TN Health Educational & Housing Facilities	5.250	09/01/2020	A1	400,000	424,424

					2,439,213
PUBLIC FACILITIES REVENUE BONDS
17.41% of Net Assets
Memphis TN Center City Revenue Finance Corporation	5.250	11/01/2025	Aa3	100,000	118,566
Memphis TN Center City Revenue Finance Corporation Sports Facility	4.000	02/01/2021	Aa3	100,000	110,500
Memphis TN Center City Revenue Finance Corporation Sports Facility	4.000	02/01/2022	Aa3	220,000	245,824
Memphis TN Center City Revenue Financial Corporation Sports Facility	5.000	02/01/2026	Aa3	100,000	121,361
Memphis-Shelby County TN Sports Authority Memphis Arena	5.000	11/01/2017	Aa3	275,000	286,484
Metropolitan Government Nashville & Davidson County TN Convention	3.750	07/01/2018	A1	100,000	104,160
Metropolitan Government Nashville & Davidson County TN Sports Authority	5.250	08/01/2025	Aa3	195,000	239,493
Metropolitan Government Nashville & Davidson County TN Sports Authority	5.000	07/01/2023	Aa3	125,000	152,904
Metropolitan Government Nashville & Davidson County TN Sports Authority	5.250	08/01/2024	Aa3	190,000	235,150
Pigeon Forge Industrial Development Board	5.000	06/01/2024	AA*	175,000	203,721
Pigeon Forge Public Facilities	5.000	06/01/2023	AA*	150,000	175,137

					1,993,299
MUNICIPAL UTILITY REVENUE BONDS
16.40% of Net Assets
Castalian Springs - Bethpage TN Waterworks	3.000	01/01/2019	A+*	260,000	265,811
Chattanooga TN Electric Revenue	5.000	09/01/2023	AA+*	250,000	311,018
Columbia TN Electric System Revenue	5.000	09/01/2021	Aa3	165,000	177,515
Cross Anchor TN Utility District	4.250	12/01/2016	AA*	65,000	65,348
Harpeth Valley TN Utilities District Davidson & Williamson Counties	4.000	09/01/2024	AA*	225,000	266,299
Johnson City TN Electric Revenue	4.000	05/01/2022	Aa2	100,000	101,760
Johnson City TN Electric Revenue	4.500	05/01/2021	Aa2	50,000	52,714
Knoxville TN Gas Revenue	4.000	03/01/2025	Aa2	240,000	276,271
Metropolitan Government Nashville & Davidson County TN Water & Sewer	5.000	07/01/2026	Aa3	100,000	121,964
Metropolitan Government Nashville & Davidson County TN Water & Sewer	5.250	01/01/2019	Aa2	125,000	137,098
New Market Utility District Jefferson County TN Waterworks	4.000	06/01/2017	A3	100,000	101,935

					1,877,732
REFUNDING BONDS
12.43% of Net Assets
Memphis TN General Improvement	5.000	11/01/2023	Aa2	350,000	434,980
Metropolitan Government Nashville & Davidson County TN	5.000	07/01/2021	Aa2	175,000	200,508
Metropolitan Government Nashville & Davidson County TN	4.000	07/01/2024	Aa2	80,000	91,457
Metropolitan Government Nashville & Davidson County TN	4.000	07/01/2023	Aa2	110,000	120,969
Polk County TN Refinancing	5.000	05/01/2020	A2	150,000	153,542
Rhea County TN	3.000	04/01/2018	A1	200,000	205,496
Unicoi County TN Refunding	5.250	04/01/2019	A1	200,000	216,198

					1,423,150
SCHOOL IMPROVEMENT BONDS
9.94% of Net Assets
Gibson County Special School District	5.000	04/01/2021	AA*	250,000	291,043
Kingsport TN General Obligation Unlimited	4.000	09/01/2028	Aa2	100,000	115,212
Lincoln County TN	5.250	04/01/2019	Aa3	200,000	219,912
Rhea County TN	4.000	04/01/2025	A1	250,000	278,415
Robertson County TN School and Public Improvement	4.000	06/01/2019	AA*	100,000	108,020
Sumner County TN	5.000	12/01/2025	AA+*	100,000	126,200

					1,138,802
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
7.65% of Net Assets
Blount County TN Public Building Authority	4.000	06/01/2020	Aa2	150,000	162,153
Blount County TN Public Building Authority	5.000	06/01/2021	Aa2	175,000	193,734
Claiborne County TN Public Improvement	5.000	04/01/2017	NR	145,000	147,865
Gallatin County Capital Outlay Notes	4.625	01/01/2019	AA+*	100,000	108,241
Memphis TN Refunding General Improvement	5.000	10/01/2017	Aa2	100,000	104,084
Sevier County TN Public Building Authority	5.000	06/01/2018	AA-*	150,000	160,011

					876,088
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
5.89% of Net Assets
Franklin County TN Health & Educational Facilities Board	4.000	09/01/2019	A+*	350,000	378,553
Franklin County TN Health & Educational Facilities Board	4.000	09/01/2024	A+*	135,000	152,171
Shelby County TN Health Educational & Housing Facilities Rhodes College	5.000	08/01/2022	A1	120,000	144,350

					675,074

DUPREE MUTUAL FUNDS – TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES SCHEDULE OF PORTFOLIO INVESTMENTS Tennessee Municipal Bonds — 100% of Net Assets September 30, 2016	UNAUDITED

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
STATE AND LOCAL MORTGAGE/HOUSING BONDS
2.86% of Net Assets
TN Housing Development Agency	4.800%	07/01/2024	Aa1	$120,000	$124,133
TN Housing Development Agency Homeownership Program	1.900	07/01/2019	Aa1	200,000	203,016

					327,149
HOSPITAL AND HEALTHCARE
2.50% of Net Assets
Shelby County TN Health Educational & Housing Facilities	4.250	09/01/2020	A-*	265,000	286,370

AIRPORT BONDS
1.02% of Net Assets
Metropolitan Nashville Airport Authority	4.000	07/01/2023	A1	100,000	116,555

ESCROWED TO MATURITY BONDS
.22% of Net Assets
Claiborne County TN Public Improvement	5.000	04/01/2017	NR	25,000	25,508

Total Investments 97.61% of Net Assets (cost $10,859,634) (See (a) below for further explanation)					$11,178,940

Other assets in excess of liabilities 2.39%					273,183

Net Assets 100%					$11,452,123

#	Ratings by Moody’s Investors Services, Inc. unless noted otherwise.
Bond ratings are unaudited and not covered by Report of Independent Registered Public Accounting Firm.
All ratings are as of the date indicated and do not reflect subsequent changes.
*	Rated by Standard & Poor’s Corporation
@	Fitch’s Investors Service
NR	Not Rated

(a)	Cost for federal income tax purposes is $10,859,634 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$323,482
Unrealized depreciation	(4,176)

Net unrealized appreciation	$319,306

Other Information

The Fund follows Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	11,178,940
Level 3	Significant Unobservable Inputs	—

$11,178,940

The Fund held no investments or other financial instruments as of September 30, 2016 whose fair value was determined using Level 3 inputs. There were no transfers in and out of level 1, 2 or 3 during the period ending September 30,2016.

The Fund generally uses a pricing vendor to provide evaluations for its investments, which are derived from the vendor’s pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, benchmark curves or information pertaining to the issuer. The pricing vendor may use a matrix approach, which considers information regarding securities with similar characteristics to determine the evaluation for a security.

DUPREE MUTUAL FUNDS – INTERMEDIATE GOVERNMENT BOND SERIES SCHEDULE OF PORTFOLIO INVESTMENTS U.S. Government Securities and Agencies — 100% of Net Assets September 30, 2016	UNAUDITED

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
FEDERAL FARM CREDIT
59.57% of Net Assets
Federal Farm Credit Bank	5.250%	10/25/2022	Aaa	$1,500,000	$1,828,296
Federal Farm Credit Bank	5.050	12/21/2021	Aaa	370,000	438,211
Federal Farm Credit Bank	5.840	07/20/2022	Aaa	2,650,000	3,288,064
Federal Farm Credit Bank	5.250	05/10/2022	Aaa	2,000,000	2,401,890
Federal Farm Credit Bank	5.125	11/28/2022	Aaa	2,000,000	2,429,682

					10,386,143
FEDERAL HOME LOAN BANK
30.13% of Net Assets
Federal Home Loan Bank	5.365	09/09/2024	Aaa	1,750,000	2,206,059
Federal Home Loan Bank	5.000	12/10/2021	Aaa	500,000	591,760
Federal Home Loan Bank	5.750	06/10/2022	Aaa	2,000,000	2,471,912

					5,269,731
FEDERAL NATIONAL MORTGAGE ASSOCIATION
7.06% of Net Assets
Federal National Mortgage Association	8.100	08/12/2019	Aaa	1,000,000	1,196,018

Total Investments 98.06% of Net Assets (cost $15,371,708) (See (a) below for further explanation)					$16,851,892

Other assets in excess of liabilities 1.94%					332,942

Net Assets 100%					$17,184,834

#	Ratings by Moody’s Investors Services, Inc. unless noted otherwise.
Bond ratings are unaudited and not covered by Report of Independent Registered Public Accounting Firm.
All ratings are as of the date indicated and do not reflect subsequent changes.
*	Rated by Standard & Poor’s Corporation
@	Fitch’s Investors Service
NR	Not Rated

(a)	Cost for federal income tax purposes is $15,371,708 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$1,480,184
Unrealized depreciation	—

Net unrealized appreciation	$1,480,184

Other Information

The Fund follows Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

	Valuation Inputs	Government Agencies
Level 1	Quoted Prices	—
Level 2	Other Significant Observable Inputs	$16,851,892
Level 3	Significant Unobservable Inputs	—

$16,851,892

The Fund held no investments or other financial instruments as of September 30, 2016 whose fair value was determined using Level 3 inputs. There were no transfers in and out of level 1, 2 or 3 during the period ending September 30, 2016.

The Fund generally uses a pricing vendor to provide evaluations for its investments, which are derived from the vendor’s pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, benchmark curves or information pertaining to the issuer. The pricing vendor may use a matrix approach, which considers information regarding securities with similar characteristics to determine the evaluation for a security.

DUPREE MUTUAL FUNDS – TAXABLE MUNICIPAL BOND SERIES SCHEDULE OF PORTFOLIO INVESTMENTS Taxable Municipal Bonds — 100% of Net Assets September 30, 2016	UNAUDITED

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
PUBLIC FACILITIES REVENUE BONDS
30.50’% of Net Assets
Buncombe County NC Limited Obligation Build America	6.800%	06/01/2030	Aa2	$250,000	$286,793
Colorado State Certificates of Participation Build America	6.450	09/15/2039	Aa2	130,000	175,873
Decatur GA Urban Redevelopment Agency Revenue Build America	6.920	01/01/2038	Aa2	150,000	173,954
Franklin County OH Convention Facilities Authority	6.640	12/01/2042	Aa2	240,000	323,966
Grand Junction CO Certificates of Participation Build America	7.500	12/01/2030	A+*	500,000	581,145
Metropolitan Government Nashville & Davidson County TN	7.431	07/01/2043	A1	90,000	126,320
Pennington County SD Certificates of Participation Build America	7.200	06/01/2037	Aa2	750,000	869,993
Pompano Beach FL Certificates of Participation	5.579	01/01/2040	A1	225,000	247,921
Rhode Island Convention Center	6.060	05/15/2035	Aa3	70,000	84,164
Sarasota County FL Capital Improvement Revenue Build America	7.016	10/01/2040	AA+*	710,000	834,669

					3,704,796
MUNICIPAL UTILITY REVENUE BONDS
26.45% of Net Assets
Altoona PA Water Authority Sewer Revenue Build America	7.064	12/01/2040	AA*	500,000	592,195
American Municipal Power Ohio Incorporated	7.834	02/15/2041	A2	110,000	169,022
Davie FL Water & Sewer Revenue Build America	6.849	10/01/2040	Aa3	40,000	47,122
FL State Utility Revenue	6.548	10/01/2040	A2	60,000	69,594
Heber UT Light & Power Build America	7.000	12/15/2030	A2	375,000	431,303
Metrolpolitan Government Nashville & Davidson County TN Recovery Zone	6.693	07/01/2041	Aa3	200,000	287,748
Pigeon Forge TN Build America Recovery Zone	7.125	06/01/2040	AA*	300,000	394,641
Sedalia MO Certificates of Participation Build America	7.300	06/01/2035	AA*	500,000	557,745
West Knox Utilities District Knox County TN Water and Sewer	6.900	06/01/2040	AA+*	400,000	487,044
Williamsport PA Municipal Water Authority Build America	6.100	01/01/2040	A2	60,000	64,080
York County VA Sewer Revenue Build America	6.607	06/01/2040	Aa3	100,000	112,662

					3,213,155
SCHOOL IMPROVEMENT BONDS
13.64% of Net Assets
Armstrong School District PA Build America	7.000	03/15/2041	AA*	750,000	887,017
CO State Building Excellent Schools Today Certificates of Participation	7.017	03/15/2031	Aa2	400,000	474,100
Jefferson County TN Build America Bonds	6.625	06/01/2040	Aa3	250,000	295,770

					1,656,887
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
11.84% of Net Assets
KY State Property & Buildings Build America	5.921	11/01/2030	Aa3	250,000	303,743
Lakeland FL Capital Improvement Revenue	6.029	10/01/2040	Aa3	160,000	204,269
Lincoln AL Build America Recovery Zone	6.800	06/01/2040	AA*	500,000	570,760
Scottsboro AL Build America Bonds	6.400	11/01/2040	A2	250,000	284,618
Utah County UT Excise Tax Revenue	7.130	12/01/2039	AA-*	65,000	74,433

					1,437,822
HOSPITAL AND HEALTHCARE REVENUE BONDS
4.33% of Net Assets
Midland County TX Hospital District	6.440	05/15/2039	Aa2	185,000	240,937
University NC Chapel Hill Hospital Revenue Build America	6.329	02/01/2031	Aa3	250,000	284,790

					525,727
MARINA/PORT AUTHORITY REVENUE BONDS
4.10% of Net Assets
Miami Dade County FL Special Obligation	7.500	04/01/2040	Aa3	350,000	497,452

					497,452
TURNPIKES/TOLLROAD/HIGHWAY BONDS
3.52% of Net Assets
FL State Turnpike Authority Turnpike Revenue Build America	6.800	07/01/2039	Aa2	300,000	340,707
MS Development Bank Special Obligation Build America	6.413	01/01/2040	Aa3	65,000	87,393

					428,100
SALES TAX REVENUE
2.13% of Net Assets
Amarillo TX Hotel Occupancy Tax Revenue	4.250	08/15/2043	AA*	250,000	259,310

UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
1.13% of Net Assets
Mesa State College CO Auxiliary Facilities Build America	6.746	05/15/2042	Aa2	100,000	137,368

Total Investments 97.64% of Net Assets (cost $10,300,927) (See (a) below for further explanation)					$11,860,617

Other assets in excess of liabilities 2.36%					286,855

Net Assets 100%					$12,147,472

#	Ratings by Moody’s Investors Services, Inc. unless noted otherwise.
Bond ratings are unaudited and not covered by Report of Independent Registered Public Accounting Firm.
All ratings are as of the date indicated and do not reflect subsequent changes.
*	Rated by Standard & Poor’s Corporation
@	Fitch’s Investors Service
NR	Not Rated

(a) Cost for federal income tax purposes is $10,300,927 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$1,561,104
Unrealized depreciation	(1,414)

Net unrealized appreciation	$1,559,690

DUPREE MUTUAL FUNDS – TAXABLE MUNICIPAL BOND SERIES SCHEDULE OF PORTFOLIO INVESTMENTS Taxable Municipal Bonds — 100% of Net Assets September 30, 2016	UNAUDITED

Other Information

The Fund follows Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

	Valuation Inputs	Taxable Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	11,860,617
Level 3	Significant Unobservable Inputs	—

$11,860,617

The Fund held no investments or other financial instruments as of September 30, 2016 whose fair value was determined using Level 3 inputs. There were no transfers in and out of level 1, 2 or 3 during the period ending September 30, 2016.

The Fund generally uses a pricing vendor to provide evaluations for its investments, which are derived from the vendor’s pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, benchmark curves or information pertaining to the issuer. The pricing vendor may use a matrix approach, which considers information regarding securities with similar characteristics to determine the evaluation for a security.

Item 2.	Controls and Procedures.

On October 27, 2016 the Registrant’s Executive Vice President and Treasurer assessed the disclosure controls and procedures to evaluate the effectiveness of the Registrant’s disclosure controls and procedures designed to ensure that information required to be disclosed by the investment company on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms. Disclosure controls and procedures include, without limitation, controls and procedures designed to ensure that information required to be disclosed by an investment company in the reports that it files on Form N-Q is accumulated and communicated to the investment company’s management, including its principal executives and principal financial officers or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

Further, on October 27,2016 the Registrant’s Executive Vice President and Treasurer assessed the internal control over financial reporting to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles and includes those policies and procedures that: (1) pertain to the maintenance of records that in reasonable detail accurately and fairly reflect the transactions and dispositions of the assets of the investment company; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures of the investment company are being made only in accordance with authorizations of management and trustees of the investment company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use, or disposition of the investment company’s assets that could have a material effect on the financial statements.

The Registrant’s Executive Vice President and Treasurer have deemed the controls and procedures and the internal control over financial reporting effective. There were no changes in the Registrant’s disclosure controls and procedures or internal control over financial reporting that occurred during the first quarter of the fiscal year that materially affected or is reasonably likely to materially affect the Registrant’s financial statements.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Dupree Mutual Funds

/s/ Michelle M. Dragoo
By: Michelle M. Dragoo, Vice President, Secretary, Treasurer
Date: October 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Allen E. Grimes
By: Allen E. Grimes, III, Executive Vice President
Date: October 28, 2016

/s/ Michelle M. Dragoo
By: Michelle M. Dragoo, Vice President, Secretary, Treasurer
Date: October 28, 2016